UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                      (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: May 31, 2013

Item 1. REPORTS TO STOCKHOLDERS.

(formerly known as the FMX Funds)

ANNUAL REPORT

May 31, 2013

Rx Dynamic Growth Fund
Rx Dynamic Total Return Fund
Rx Dividend Income Fund
Rx Tactical Rotation Fund
Rx High Income Fund
Rx Non Traditional Fund
Rx Premier Managers Fund
Rx Traditional Equity Fund
Rx Traditional Fixed Income Fund
Rx Tax Advantaged Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the RiskX Funds (the “Funds”).  The Funds’ shares are not deposits or obligations of, or guaranteed by, any depository institution. The Funds’ shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Funds nor the Funds’ distributor is a bank.

The RiskX Funds are distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the RiskX Funds, including its principals, and Capital Investment Group, Inc.

Table of Contents

Letter from the CEO and President	3
Dynamic Growth Fund	5
Dynamic Total Return Fund	14
Dividend Income Fund	23
Tactical Rotation Fund	33
High Income Fund	42
Non Traditional Fund	51
Premier Managers Fund	60
Traditional Equity Fund	69
Traditional Fixed Income Fund	78
Tax Advantaged Fund	87
Notes to Financial Statements	96
Report of Independent Registered Public Accounting Firm	106
Additional Information	108

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the RiskX Funds (“Funds”) and of the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Funds is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objectives. Investment in the Funds is also subject to the following risks: Fund of Funds Risk, Control of Portfolio Funds Risk, Market Risk, Management Style Risk, Quantitative Model Risk, Common Stock Risk, Other Equity Securities Risk, Large-Cap Securities Risk, Small-Cap and Mid-Cap Securities Risk, Fixed Income Risk, Interest Rate Risk, Inflation Risk, High-Yield Risk, Commodities Risk, Real Estate Risk, Corporate Debt Securities Risk, Convertible Securities Risk, Risks from Treasury Inflation-Protected Securities, Mortgage and Asset-Backed Securities Risk,  Sector Risk, Foreign Securities and Emerging Markets Risk, Derivatives Risk, Short Sales Risk, Leverage Risk, Portfolio Turnover Risk, Futures Risk, Risks from Purchasing Options, Risks from Writing Options, Investment Advisor Risk, New Fund Risk, and Operating Risk. More information about these risks and other risks can be found in the Funds’ prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing.  The prospectus contains this and other information about the Funds.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Annual Report was first distributed to shareholders on or about July 30, 2013.

For More Information on Your RiskX Funds:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Letter from the CEO and President

Dear Shareholders:

Equity Bull Market Continues

When we sent out the semi-annual update to shareholders, we made note of how a hypothetical investment in the S&P 500 Total Return Index (“S&P 500”) would have just gotten back to 2007 levels while the S&P Global Broad Market Index (“BMI”) still had some ground to make up.  Thanks in part to a perceived strengthening in the economy and continued low interest rates, both of these indexes continued on their trajectory upward.  In a kick-off to the New Year, the S&P 500 had a January monthly return of 5.18% and the BMI registered 4.76% for the month.  This coupled with the fact that the S&P 500 only ended the month with a loss once out the last twelve months helped the index chalk up a one- year return of over 27%.   Slightly trailing, the BMI had a twelve month trailing return of 23.96%.  It is of relevance to note that the during these monster gains, volatility stayed well below its historical average.  It seems that aside from owning gold during its dramatic drop of around 20%, it was tough to have poor equity returns.

In the last installment, we also noted the massive inflows to fixed income funds, assumedly as an outlet for investors who still haven’t regained confidence in equities.  After a thirty-year bull market trend for bonds, it almost seems to be going against the grain to point out that rates really don’t have much more wiggle-room to the downside.   Quantitative easing coupled with massive inflows from bond fund investors has created a scenario where yields have stayed consistently low.  We may be beginning to see at least a reversion to the mean in bond markets as rates have slowly begun to creep up.  Aside from the month of April, the Barclays Global Aggregate Bond Index had negative monthly returns culminating with a pullback of 2.97% in May.  The Barclays US Aggregate Bond Index fared slightly better, but still only registered a 0.91% twelve month total return.

Outlook

The bond market is often thought of as containing hints to the future of financial markets.  In order for someone to be a holder of a long-term bond (lender), they would require the borrower to pay enough interest throughout the life of the bond so that the lender can earn a rate that outpaces inflation.  Thus, the yield curve inherently contains some sort of inflation premium built into the nominal yield.  Taking perceived credit risk out of the equation, the 30-year Treasury Constant Maturity Rate has quietly crept upwards over the past year, as has the 10-Year Treasury Constant Maturity Rate.  This small movement of 77 basis points on the 20-year and 70 basis points on the 10 year rate has taken the shape of a steepening twist as the three month and one-month rates have essentially stayed the same at just above zero.   From a risk perspective, we are concentrating our efforts on positioning our fixed income strategies to help insulate investors from what could be a dismal period for fixed income.

The wild card for equities, fixed income, and commodities will most likely revolve around the market’s obsession with the direction of quantitative easing (“QE”).  On one hand, winding down the QE programs means that the economy is perceived to be improving with hints of growth.  On the other hand, stopping the intravenous injection of liquidity prematurely would force all of the markets to survive on their own means.  What remains to be seen is how the markets will react when they are cut off from nourishment.    This creates a scenario where uncertainty can cause an increase in volatility, and in the short-term, a decision by the fed to slow the QE programs could also cause market downturns.

So, what might the future hold?  One would be rational to think that the roaring equity market might cool down at some point and that the era of bonds might be over.   We are in the business of identifying investment strategies that provide diversified methodologies across different market conditions.   In evaluating changes to our strategies, a key variable is the ability to mitigate risk.  While we have been over-anxious in our outlook for equities, we still maintain the position that as the markets tick higher, there exists the possibility for a pullback and this strategy diversification will become key.  Where we are paying special attention is the risk in fixed income.  Our strategies have performed well in the current environment, but we are constantly researching ways to be poised for a reversal in the long-term trend in interest rates and the implication this could have across other asset classes.  Many signs also point to future inflation but the uncertainty lies in the timing of it being priced into equities, bonds, and commodities.   While we are perennially cautious, we are positioning portfolios to have the ability to quickly become more defensive.

Summary

Our investment principal can be summarized quite simply: Our primary objective is to utilize all of our available resources to build portfolios with an eye towards various market cycles and to manage associated volatility.  Periods following a massive market drop have shown that risk management can be just as important as capturing upside.  We target relative returns in bull market environments but we feel that we can provide the most value to our investors by earning consistent returns, providing a transparent and fair fee structure, and using technology and innovation to break free of the traditional buy and hold methods that have failed to meet the needs of real, live investors.

Very truly yours,

Dale J. Murphey, CEO and President

Rx Dynamic Growth Fund

July 1, 2013

From June 1, 2012 through May 31, 2013, the Fund’s Institutional Class Shares returned 22.61% yet underperformed the S&P 500 Total Return Index by 4.67% and underperformed the S&P Global Broad Market Index (the S&P BMI) by 1.35%.  During the period, shorter-term exposure to energy holdings, metals, and international holdings from October through December 2012 contributed to the underperformance.  Positive performance can be attributed to domestic large cap holdings including Dodge & Cox Stock Large Value and PIMCO Stocks Plus Total Return Large Blend.

The specific returns of the Fund as of June 30, 2013 are as follows:

Average Annual Total Returns	Past	Since	Net Expense	Gross Expense
Period Ended June 30, 2013 (Unaudited)	1 Year	Inception*	Ratio**	Ratio***
Rx Dynamic Growth Fund – Institutional Class Shares	15.09%	6.96%	1.15%	2.57%
S&P 500 Total Return Index****	20.60%	15.15%	n/a	n/a
S&P Global Broad Market Index****	14.89%	7.38%	n/a	n/a

Performance shown is for the period ended June 30, 2013.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit ncfunds.com.

*The Fund’s inception date is October 2, 2009.

**The Advisor has entered into an Operating Plan with the Administrator through October 1, 2013, under which it has agreed to assume certain expenses of the Administrator to the extent the operating expenses exceed 0.70% of the average daily net assets of the Fund, exclusive of amounts payable under a Rule 12b-1 distribution plan, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated at the conclusion of the then-current term by notice of non-renewal to a party or mutual agreement of the parties.

***Gross expense ratio is from the Funds' prospectus dated September 18, 2012.

**** You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Dynamic Growth Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from October 2, 2009 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Institutional Class Shares versus the S&P 500 Total Return Index and the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2013	Year	Inception	Date	Ratio*
Institutional Class Shares	22.61%	8.00%	10/02/09	2.57%
S&P 500 Total Return Index	27.28%	15.94%	N/A	N/A
S&P Global Broad Market Index	23.96%	8.47%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Dynamic Growth Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from February 18, 2011 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Advisor Class Shares versus the S&P 500 Total Return Index and the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2013	Year	Inception	Date	Ratio*
Advisor Class Shares	21.10%	5.01%	02/18/11	3.57%
S&P 500 Total Return Index	27.28%	11.29%	N/A	N/A
S&P Global Broad Market Index	23.96%	2.58%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Dynamic Growth Fund

Schedule of Investments

As of May 31, 2013
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 37.60%
Guggenheim Solar ETF		16,585	$413,299
Health Care Select Sector SPDR Fund		8,664	416,825
iShares Dow Jones Transportation Average Index Fund		9,301	1,045,432
iShares Morningstar Small Value Index Fund		9,910	1,046,793
iShares S&P MidCap 400/BARRA Value Index Fund		10,150	1,046,364
Powershares Dynamic Pharmaceuticals Portfolio		9,830	418,168
Powershares Golden Dragon China Portfolio		19,760	421,283
Powershares WilderHill Clean Energy Portfolio		75,706	413,355
SPDR S&P 500 ETF Trust		2,571	420,217

Total Exchange Traded Products (Cost $5,456,091)			5,641,736

OPEN-END FUNDS - 61.27%
Dodge & Cox Stock Fund		9,541	1,360,540
FMI Focus Fund		28,412	1,044,993
Longleaf Partners International Fund		86,987	1,345,689
Oakmark Global Fund - Class I		49,845	1,364,756
PIMCO International StocksPLUS AR
Strategy Fund U.S. Dollar Hedged - Class I		174,744	1,357,759
PIMCO StockPlus Long Duration Fund - Institutional Class		149,916	1,356,740
PRIMECAP Odyssey Growth Fund		64,499	1,362,219

Total Open-End Funds (Cost $8,582,923)			9,192,696

SHORT-TERM INVESTMENT - 2.41%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%		361,000

Total Short-Term Investment (Cost $361,000)			361,000

Total Value of Investments (Cost $14,400,014) - 101.28%			$15,195,432

Liabilities in Excess of Other Assets - (1.28)%			(191,818)

Net Assets - 100.00%			$15,003,614

§ Represents 7 day effective yield

Summary of Investments

	% of Net Assets	Value
Exchange Traded Products	37.60%	$5,641,736
Open-End Funds	61.27%	9,192,696
Short-Term Investment	2.41%	361,000
Total	101.28%	$15,195,432

See Notes to Financial Statements

Rx Dynamic Growth Fund

Statement of Assets and Liabilities

As of May 31, 2013

Assets:
Investments, at value (cost $14,400,014)	$15,195,432
Receivables:
Investments sold	1,622,364
Fund shares sold	56,106
Dividends and interest	24

Total assets	16,873,926

Liabilities:
Payables:
Investments purchased	1,860,579
Accrued expenses
Advisory fees	5,039
Administration fees	3,920
Other expenses	774

Total liabilities	1,870,312

Total Net Assets	$15,003,614

Net Assets Consist of:
Paid in Capital	$13,019,536
Undistributed net investment income	262,037
Undistributed net realized gain on investments	926,623
Net unrealized appreciation on investments	795,418

Total Net Assets	$15,003,614

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,224,565
Net Assets	$14,138,651
Net Asset Value, Offering Price and Redemption Price Per Share	$11.55

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)(a)	75,324
Net Assets	$864,963
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$11.48

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Dynamic Growth Fund

Statement of Operations

For the Year ended May 31, 2013

Investment Income:
Dividends	$408,028

Total Investment Income	408,028

Expenses:
Advisory fees (note 2)	64,573
Administration fees (note 2)	82,653
Distribution and service fees - Advisor Class Shares (note 3)	8,263

Total Expenses	155,489

Advisory fees waived (note 2)	(5,461)
Administration fees waived (note 2)	(4,037)

Net Expenses	145,991

Net Investment Income	262,037

Realized and Unrealized Gain on Investments

Net realized gain from:
Investments	1,748,044
Capital gain distributions from underlying funds	46,687

Net change in unrealized appreciation on investments	1,081,116

Net Realized and Unrealized Gain on Investments	2,875,847

Net Increase in Net Assets Resulting from Operations	$3,137,884

Rx Dynamic Growth Fund

Statement of Changes in Net Assets

For the Year ended May 31,			2013	2012

Operations:
Net investment income			$262,037	$98,225
Net realized gain (loss) from investment transactions			1,794,731	(868,065)
Net change in unrealized appreciation (depreciation) on investments			1,081,116	(432,349)
Net Increase (Decrease) in Net Assets Resulting from Operations			3,137,884	(1,202,189)

Distributions to Shareholders From:
Return of Capital
Institutional Class Shares			-	(392,810)
Advisor Class Shares			-	(14,605)
Net realized gain from investment transactions
Institutional Class Shares			-	(2,249,896)
Advisor Class Shares			-	(80,137)
Decrease in Net Assets Resulting from Distributions			-	(2,737,448)

Capital Share Transactions:
Shares sold			4,783,106	12,082,259
Reinvested dividends and distributions			-	891,976
Shares repurchased			(9,996,012)	(7,847,735)
(Decrease) Increase from Capital Share Transactions			(5,212,906)	5,126,500

Net (Decrease) Increase in Net Assets			(2,075,022)	1,186,863

Net Assets:
Beginning of Year			17,078,636	15,891,773
End of Year			$15,003,614	$17,078,636

Accumulated Net Investment Income			$262,037	$-

	Year Ended		Year Ended
Share Information:	May 31, 2013		May 31, 2012
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	434,105	$4,614,023	1,100,246	$11,525,285
Reinvested dividends and distributions	-	-	85,662	814,439
Shares repurchased	(936,336)	(9,731,055)	(761,623)	(7,641,249)
Net (Decrease) Increase in Capital Shares	(502,231)	$(5,117,032)	424,285	$4,698,475

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	15,747	$169,083	50,380	$556,974
Reinvested dividends and distributions	-	-	8,095	77,537
Shares repurchased	(25,646)	(264,957)	(19,657)	(206,486)
Net (Decrease) Increase in Capital Shares	(9,899)	$(95,874)	38,818	$428,025

See Notes to Financial Statements

Rx Dynamic Growth Fund

Financial Highlights

For a share outstanding during the	Institutional Class Shares
fiscal year or period ended May 31,	2013	2012	2011	2010(a)

Net Asset Value, Beginning of Period	$9.42	$11.78	$9.94	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	0.21	0.06	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	1.92	(1.05)	1.92	(0.01)

Total from Investment Operations	2.13	(0.99)	1.85	(0.06)

Less Distributions from:
Net realized gain from investment transactions	-	(1.16)	(0.01)	-
Return of Capital	-	(0.21)	-	-

Total Distributions	-	(1.37)	(0.01)	-

Net Asset Value, End of Period	$11.55	$9.42	$11.78	$9.94

Total Return (d)	22.61%	(8.09)%	18.12%	0.60%	(c)

Net Assets, End of Period (in thousands)	$14,139	$16,271	$15,341	$447

Ratios of:
Gross Expenses to Average Net Assets (e)	0.94%	1.45%	1.45%	1.45%	(b)
Net Expenses to Average Net Assets (e)	0.88%	1.38%	1.45%	1.45%	(b)
Net Investment Income/(Loss) to Average Net Assets (f)	1.72%	0.59%	(0.86)%	(1.10)%	(b)
			.
Portfolio turnover rate	453.00%	711.11%	658.15%	332.64%	(c)

(a)	For the period from October 2, 2009 (Date of Initial Public Investment) to May 31, 2010.
(b) Annualized
(c) Not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements				(Continued)

Rx Dynamic Growth Fund

Financial Highlights

For a share outstanding during the	Advisor Class Shares
fiscal year or period ended May 31,	2013	2012	2011(a)

Net Asset Value, Beginning of Period	$9.48	$11.87	$11.71

Income (Loss) from Investment Operations
Net investment income (loss)	0.08	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	1.92	(1.03)	0.19

Total from Investment Operations	2.00	(1.08)	0.16

Less Distributions from:
Net realized gain from investment transactions	-	(1.10)	-
Return of Capital	-	(0.21)	-

Total Distributions	-	(1.31)	-

Net Asset Value, End of Period	$11.48	$9.48	$11.87

Total Return (d)	21.10%	(8.90)%	1.37%	(c)

Net Assets, End of Period (in thousands)	$865	$808	$551

Ratios of:
Gross Expenses to Average Net Assets (e)	1.92%	2.44%	2.45%	(b)
Net Expenses to Average Net Assets (e)	1.87%	2.38%	2.45%	(b)
Net Investment Income/(Loss) to Average Net Assets (f)	0.88%	(0.60)%	(2.39)%	(b)

Portfolio turnover rate	453.00%	711.11%	658.15%	(c)

(a)	For the period from February 18, 2011 (Date of Initial Public Investment) to May 31, 2011.
(b) Annualized
(c) Not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements

Rx Dynamic Total Return Fund

July 1, 2013

From June 1, 2012 through May 31, 2013, the Fund’s Institutional Class Shares returned 5.33% and outperformed the Barclays Capital US Aggregate Bond Index by 4.42%.  During the period, exposure to multi-sector and high yield bonds as well as emerging market debt added to the strong outperformance. For the most part, interest rates continued to move in the direction most favorable for longer-duration fixed income. Thus, holdings with increased exposure to short term bonds detracted from performance.

The specific returns of the Fund as of June 30, 2013 are as follows:

Average Annual Total Returns	Past	Since	Net Expense	Gross Expense
Period Ended June 30, 2013 (Unaudited)	1 Year	Inception*	Ratio**	Ratio***
Rx Dynamic Total Return Fund – Institutional Class Shares	3.06%	2.50%	1.91%	0.97%
Barclays Capital US Aggregate Bond Index****	-0.69%	4.22%	n/a	n/a

Performance shown is for the period ended June 30, 2013.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit ncfunds.com.

*The Fund’s inception date is October 2, 2009.

**The Advisor has entered into an Operating Plan with the Administrator through October 1, 2013, under which it has agreed to assume certain expenses of the Administrator to the extent the operating expenses exceed 0.70% of the average daily net assets of the Fund, exclusive of amounts payable under a Rule 12b-1 distribution plan, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated at the conclusion of the then-current term by notice of non-renewal to a party or mutual agreement of the parties.

***Gross expense ratio is from the Funds' prospectus dated September 18, 2012.

**** You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J Murphey
CEO and President

Rx Dynamic Total Return Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from October 2, 2009 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Institutional Class Shares versus the Barclays Capital US Aggregate Bond Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2013	Year	Inception	Date	Ratio*
Institutional Class Shares	5.33%	3.00%	10/02/09	2.20%
Barclays Capital US Aggregate Bond Index	0.91%	4.76%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Dynamic Total Return Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from February 25, 2011 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Advisor Class Shares versus the Barclays Capital US Aggregate Bond Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2013	Year	Inception	Date	Ratio*
Advisor Class Shares	4.16%	1.94%	02/25/11	3.20%
Barclays Capital US Aggregate Bond Index	0.91%	4.77%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Dynamic Total Return Fund

Schedule of Investments

As of May 31, 2013
		Shares	Value (Note 1)

OPEN-END FUNDS - 99.05%
AllianceBernstein Bond Fund, Inc. - High Income Fund		28,711	$279,642
BBH Limited Duration Fund		67,179	697,314
Invesco High Yield Securities Fund		7,628	138,910
Ivy High Income Fund - Class I		15,919	139,133
Loomis Sayles Senior Floating Rate and Fixed Income Fund - Class Y		13,116	139,292
Natixis Loomis Sayles High Income Fund - Class Y		28,989	139,439
Natixis Loomis Sayles Strategic Income Fund - Class Y		17,185	277,704
Oppenheimer Short Duration Fund - Class Y		69,532	696,709
PIMCO High Yield Spectrum Fund - Institutional Class		12,593	139,781
PIMCO Income Fund - Institutional Class		22,031	279,131
PIMCO Total Return Fund - Institutional Class		150,944	1,670,951
PIMCO Unconstrained Bond Fund - Institutional Class		24,164	278,371
Pioneer Global High Yield Fund - Class Z		13,140	139,678
RidgeWorth US Government Securities Ultra Short Bond Fund - Class I		68,655	696,846
Scout Unconstrained Bond Fund		23,580	278,718
Sit US Government Securities Fund		62,172	696,331
TCW Total Return Bond Fund - Class I		67,862	694,908
Touchstone Ultra Short Duration Fixed Income Fund - Institutional Class		73,451	697,786
Touchstone Ultra Short Duration Fixed Income Fund - Class Y		4	35
Virtus Multi-Sector Intermediate Bond Fund		25,031	278,839

Total Open-End Funds (Cost $8,276,322)			8,359,518

SHORT-TERM INVESTMENT - 2.71%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%	228,580	228,580

Total Short-Term Investment (Cost $228,580)			228,580

Total Value of Investments (Cost $8,504,902) - 101.76%			$8,588,098

Liabilities in Excess of Other Assets - (1.76)%			(148,543)

Net Assets - 100.00%			$8,439,555

§ Represents 7 day effective yield

Summary of Investments

	% of Net Assets	Value
Open-End Funds	99.05%	$8,359,518
Short-Term Investment	2.71%	228,580
Total	101.76%	$8,588,098

See Notes to Financial Statements

Rx Dynamic Total Return Fund

Statement of Assets and Liabilities

As of May 31, 2013

Assets:
Investments, at value (cost $8,504,902)	$8,588,098
Receivables:
Investments sold	133,403
Fund shares sold	18,221
Dividends and interest	676

Total assets	8,740,398

Liabilities:
Payables:
Investments purchased	295,161
Accrued expenses
Administration fees	5,012
Other expenses	670

Total liabilities	300,843

Total Net Assets	$8,439,555

Net Assets Consist of:
Paid in Capital	$8,481,413
Accumulated net realized loss on investments	(125,054)
Net unrealized appreciation on investments	83,196

Total Net Assets	$8,439,555

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	753,769
Net Assets	$7,679,451
Net Asset Value, Offering Price and Redemption Price Per Share	$10.19

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)(a)	76,714
Net Assets	$760,104
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.91

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Dynamic Total Return Fund

Statement of Operations

For the Year ended May 31, 2013

Investment Income:
Dividends	$307,329

Total Investment Income	307,329

Expenses:
Administration fees (note 2)	66,608
Distribution and service fees - Advisor Class Shares (note 3)	7,795

Total Expenses	74,403

Administration fees waived (note 2)	(1,886)

Net Expenses	72,517

Net Investment Income	234,812

Realized and Unrealized Gain on Investments

Net realized gain from:
Investments	113,560
Capital gain distributions from underlying funds	18,129

Net change in unrealized appreciation on investments	19,372

Net Realized and Unrealized Gain on Investments	151,061

Net Increase in Net Assets Resulting from Operations	$385,873

See Notes to Financial Statements

Rx Dynamic Total Return Fund

Statement of Changes in Net Assets

For the Year ended May 31,			2013	2012

Operations:
Net investment income			$234,812	$165,915
Net realized gain (loss) from investment transactions			131,689	(250,243)
Change in unrealized appreciation on investments			19,372	59,262
Net Increase (Decrease) in Net Assets Resulting from Operations			385,873	(25,066)

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(290,391)	(115,468)
Advisor Class Shares			(28,785)	(8,039)
Return of Capital
Institutional Class Shares			(13,029)	-
Advisor Class Shares			(1,289)	-

Decrease in Net Assets Resulting from Distributions			(333,494)	(123,507)

Capital Share Transactions:
Shares sold			5,209,691	10,363,604
Reinvested dividends and distributions			89,362	34,051
Shares repurchased			(5,668,900)	(5,716,817)
(Decrease) Increase from Capital Share Transactions			(369,847)	4,680,838

Net (Decrease) Increase in Net Assets			(317,468)	4,532,265

Net Assets:
Beginning of Year			8,757,023	4,224,758
End of Year			$8,439,555	$8,757,023

Undistributed Net Investment Income			$-	$76,181

Share Information:	May 31, 2013		May 31, 2012
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	477,128	$4,886,233	939,312	$9,609,027
Reinvested dividends and distributions	6,344	64,545	2,705	26,892
Shares repurchased	(509,108)	(5,241,034)	(543,455)	(5,493,412)
Net (Decrease) Increase in Capital Shares	(25,636)	$(290,256)	398,562	$4,142,507

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	32,294	$323,458	75,438	$754,577
Reinvested dividends and distributions	2,498	24,817	734	7,159
Shares repurchased	(42,277)	(427,866)	(22,529)	(223,405)
Net (Decrease) Increase in Capital Shares	(7,485)	$(79,591)	53,643	$538,331

See Notes to Financial Statements

Rx Dynamic Total Return Fund

Financial Highlights

For a share outstanding during the	Institutional Class Shares
fiscal year or period ended May 31,	2013	2012	2011	2010(a)

Net Asset Value, Beginning of Period	$10.16	$10.28	$10.07	$10.00

Income (Loss) from Investment Operations
Net investment income	0.39	0.17	0.35	0.00	(g)
Net realized and unrealized gain (loss) on investments	0.14	(0.13)	0.13	0.07

Total from Investment Operations	0.53	0.04	0.48	0.07

Less Distributions:
From net investment income	(0.48)	(0.16)	(0.27)	-
Return of Capital	(0.02)	-	-	-

Total Distributions	(0.50)	(0.16)	(0.27)	-

Net Asset Value, End of Period	$10.19	$10.16	$10.28	$10.07

Total Return (d)	5.33%	0.38%	4.87%	0.70%	(c)

Net Assets, End of Period (in thousands)	$7,679	$7,920	$3,916	$130

Ratios of:
Gross Expenses to Average Net Assets (e)	0.86%	1.20%	1.20%	1.20%	(b)
Net Expenses to Average Net Assets (e)	0.84%	1.17%	1.20%	1.20%	(b)
Net Investment Income to Average Net Assets (f)	3.14%	2.06%	3.77%	0.17%	(b)

Portfolio turnover rate	82.95%	207.87%	218.16%	48.89%	(c)

(a)	For the period from October 2, 2009 (Commencement of Operations) to May 31, 2010.
(b) Annualized.
(c) Not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g) Actual amount is less than $0.01 per share.

See Notes to Financial Statements				(Continued)

Rx Dynamic Total Return Fund

Financial Highlights

For a share outstanding during the	Advisor Class Shares
fiscal year or period ended May 31,	2013	2012	2011(a)

Net Asset Value, Beginning of Period	$9.94	$10.11	$10.00

Income (Loss) from Investment Operations
Net investment income	0.27	0.10	0.00	(g)
Net realized and unrealized gain (loss) on investments	0.14	(0.17)	0.11

Total from Investment Operations	0.41	(0.07)	0.11

Less Distributions:
From net investment income	(0.42)	(0.10)	-
Return of Capital	(0.02)	-	-

Total Distributions	(0.44)	(0.10)	-

Net Asset Value, End of Period	$9.91	$9.94	$10.11

Total Return (d)	4.16%	(0.63)%	1.10%	(c)

Net Assets, End of Period (in thousands)	$760	$837	$309

Ratios of:
Gross Expenses to Average Net Assets (e)	1.86%	2.20%	2.20%	(b)
Net Expenses to Average Net Assets (e)	1.84%	2.17%	2.20%	(b)
Net Investment Income to Average Net Assets (f)	2.14%	1.11%	0.26%	(b)

Portfolio turnover rate	82.95%	207.87%	218.16%	(c)

(a)	For the period from February 25, 2011 (Date of Initial Public Investment) to May 31, 2011.
(b) Annualized.
(c) Not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g) Actual amount is less than $0.01 per share.

See Notes to Financial Statements

Rx Dividend Income Fund

July 1, 2013

From the inception date of September 20, 2012 through May 31, 2013, The Fund’s Institutional Class Shares returned 13.32% and outperformed the S&P Global Broad Market Index (the S&P BMI) by 3.34%.   During the period, after shareholder approval of the Forward Investments sub advisor agreement, part of the mutual fund allocation was replaced with directly owning equity positions.  During the period, strong performance by several of the domestic equities helped with above-average returns from NYSE Euronext, Blackrock and Phillips 66. The majority holding in the allocation, the Forward International Dividend Fund outperformed the benchmark for the period as well.  However, holdings in AvalonBay Communities, AT&T, and Qualcomm equities provided negative returns.

The specific returns of the Fund as of June 30, 2013 are as follows:

Average Annual Total Returns	Since	Net Expense	Gross Expense
Period Ended June 30, 2013 (Unaudited)	Inception*	Ratio**	Ratio***
Rx Dividend Income Fund – Institutional Class Shares	8.52%	0.70%	2.19%

S&P Global Broad Market Index****	6.57%	n/a	n/a

Performance shown is for the period ended June 30, 2013.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit ncfunds.com.

*The Fund’s inception date is September 20, 2012.

**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2013 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

***Gross expense ratio is from the Funds' prospectus dated September 18, 2012.

**** You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Dividend Income Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Institutional Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2013	Inception	Date	Ratio*
Institutional Class Shares	13.32%	09/20/12	2.19%
S&P Global Broad Market Index	9.98%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Dividend Income Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Advisor Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2013	Inception	Date	Ratio*
Advisor Class Shares	13.11%	09/26/12	3.19%
S&P Global Broad Market Index	11.92%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Dividend Income Fund

Schedule of Investments

As of May 31, 2013
		Shares	Value (Note 1)

COMMON STOCKS - 27.80%

Consumer Discretionary - 4.93%
Comcast Corp.		567	$22,774
McDonald's Corp.		323	31,192
			53,966
Consumer Staples - 0.86%
Philip Morris International, Inc.		104	9,455
			9,455
Energy - 5.97%
Chevron Corp.		237	29,092
ConocoPhillips		266	16,316
Phillips 66		90	5,991
The Williams Cos., Inc.		398	14,002
			65,401
Financials - 6.63%
AvalonBay Communities, Inc. REIT		107	14,195
BlackRock, Inc.		93	25,965
CME Group, Inc.		161	10,937
NYSE Euronext		536	21,563
			72,660
Health Care - 3.27%
Cardinal Health, Inc.		238	11,176
Pfizer, Inc.		903	24,589
			35,765
Industrials - 1.88%
3M Co.		187	20,620
			20,620
Information Technology - 3.47%
Microsoft Corp.		404	14,100
QUALCOMM, Inc.		376	23,868
			37,968
Telecommunication Services - 0.79%
AT&T, Inc.		248	8,678
			8,678

Total Common Stocks (Cost $292,798)			304,513

OPEN-END FUND - 70.09%
ε	Forward International Dividend Fund - Institutional Class	93,374	767,531

Total Open-End Fund (Cost $746,138)			$767,531

			(Continued)

Rx Dividend Income Fund

Schedule of Investments

As of May 31, 2013
			Value (Note 1)

SHORT-TERM INVESTMENT - 2.33%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%		$25,536

Total Short-Term Investment (Cost $25,536)			25,536

Total Value of Investments (Cost $1,064,472) - 100.22%			$1,097,580

Liabilities in Excess of Other Assets - (0.22)%			(2,441)

Net Assets - 100.00%			$1,095,139

§ Represents 7 day effective yield
ε	Financial information for the Forward International Dividend Fund can be accessed at the following website:
http://www.forwardinvesting.com/individual-investors/products/mutual-funds/global/international-dividend/

The following acronym is used in this portfolio:
REIT - Real Estate Investment Trust

	Summary of Investments by Sector

Sector	% of Net Assets	Value
Common Stocks	27.80%	$304,513
Open-End Fund	70.09%	767,531
Short-Term Investment	2.33%	25,536
Total	100.22%	$1,097,580

See Notes to Financial Statements

Rx Dividend Income Fund

Statement of Assets and Liabilities

As of May 31, 2013

Assets:
Investments, at value (cost $1,064,472)	$1,097,580
Receivables:
Fund shares sold	173
Dividends and interest	1,078

Total assets	1,098,831

Liabilities:
Accrued expenses
Advisory fees	413
Administration fees	227
Other expenses	3
Distribution Payable	3,049

Total liabilities	3,692

Total Net Assets	$1,095,139

Net Assets Consist of:
Paid in Capital	$1,038,304
Undistributed net realized gain on investments	23,727
Net unrealized appreciation on investments	33,108

Total Net Assets	$1,095,139

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	98,919
Net Assets	$1,089,648
Net Asset Value, Offering Price and Redemption Price Per Share	$11.02

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)(a)	491
Net Assets	$5,491
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$11.18

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Dividend Income Fund

Statement of Operations

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Investment Income:
Dividends	$20,382

Total Investment Income	20,382

Expenses:
Advisory fees (note 2)	1,709
Administration fees (note 2)	957
Distribution and service fees - Advisor Class Shares (note 3)	7

Total Expenses	2,673

Net Investment Income	17,709

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	23,727
Net change in unrealized appreciation on investments	33,108

Net Realized and Unrealized Gain on Investments	56,835

Net Increase in Net Assets Resulting from Operations	$74,544

See Notes to Financial Statements

Rx Dividend Income Fund

Statement of Changes in Net Assets

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Operations:
Net investment income		$17,709
Net realized gain from investment transactions		23,727
Net change in unrealized appreciation on investments		33,108

Net Increase in Net Assets Resulting from Operations		74,544

Distributions to Shareholders From:
Net investment income
Institutional Class Shares		(17,682)
Advisor Class Shares		(27)

Decrease in Net Assets Resulting from Distributions		(17,709)

Capital Share Transactions:
Shares sold		1,084,373
Reinvested dividends and distributions		5,701
Shares repurchased		(51,770)

Increase from Capital Share Transactions		1,038,304

Net Increase in Net Assets		1,095,139

Net Assets:
Beginning of Period		-
End of Period		$1,095,139

Undistributed Net Investment Income		$-

Share Information:
Institutional Class Shares	Shares	Amount
Shares sold	103,035	$1,078,718
Reinvested dividends and distributions	530	5,686
Shares repurchased	(4,646)	(51,655)
Net Increase in Capital Shares	98,919	$1,032,749

Advisor Class Shares	Shares	Amount
Shares sold	500	$5,655
Reinvested dividends and distributions	1	15
Shares repurchased	(10)	(115)
Net Increase in Capital Shares	491	$5,555

See Notes to Financial Statements

Rx Dividend Income Fund

Financial Highlights

For a share outstanding during the period from
September 20, 2012 (Date of Initial Public Investment) to May 31, 2013	Institutional Class Shares

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment income	0.29
Net realized and unrealized gain on investments	1.02

Total from Investment Operations	1.31

Less Distributions:
From net investment income	(0.29)

Total Distributions	(0.29)

Net Asset Value, End of Period	$11.02

Total Return (c)	13.32%	(b)

Net Assets, End of Period (in thousands)	$1,090

Ratios of:
Gross Expenses to Average Net Assets (d)	0.70%	(a)
Net Expenses to Average Net Assets (d)	0.70%	(a)
Net Investment Income to Average Net Assets (e)	4.74%	(a)

Portfolio turnover rate	83.50%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements	(Continued)

Rx Dividend Income Fund

Financial Highlights

For a share outstanding during the period from
September 26, 2012 (Date of Initial Public Investment) to May 31, 2013	Advisor Class Shares

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment income	0.24
Net realized and unrealized gain on investments	1.17

Total from Investment Operations	1.41

Less Distributions:
From net investment income	(0.23)

Total Distributions	(0.23)

Net Asset Value, End of Period	$11.18

Total Return (c)	14.25%	(b)

Net Assets, End of Period (in thousands)	$5

Ratios of:
Gross Expenses to Average Net Assets (d)	1.70%	(a)
Net Expenses to Average Net Assets (d)	1.70%	(a)
Net Investment Income to Average Net Assets (e)	4.68%	(a)

Portfolio turnover rate	83.50%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements

Rx Tactical Rotation Fund

July 1, 2013

From the inception date of September 20, 2012 through May 31, 2013, The Fund’s Institutional Class Shares returned 7.46% and underperformed the S&P Global Broad Market Index (the S&P BMI) by 2.52%.  During the period, exposure to the energy sector as well as each of the international holdings except Japan, were the main detractors from performance.  The MSCI Japan index as well as Financials, Health Care, Consumer Discretionary, and Industrials outperformed the benchmark by a significant margin.  This particular strategy relies on sector and country price momentum and is designed with an emphasis on attempting to limit losses and may outperform during overly-strong markets.  While the sector weightings can change weekly, this strategy remained fully invested for the majority of the time period.

The specific returns of the Fund as of June 30, 2013 are as follows:

Average Annual Total Returns	Since	Net Expense	Gross Expense
Period Ended June 30, 2013 (Unaudited)	Inception*	Ratio**	Ratio***
Rx Tactical Rotation Fund – Institutional Class Shares	5.44%	0.70%	1.58%

S&P Global Broad Market Index****	6.57%	n/a	n/a

Performance shown is for the period ended June 30, 2013.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit ncfunds.com.

*The Fund’s inception date is September 20, 2012.

**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2013 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

***Gross expense ratio is from the Funds' prospectus dated September 18, 2012.

**** You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Tactical Rotation Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Institutional Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2013	Inception	Date	Ratio*
Institutional Class Shares	7.46%	09/20/12	1.58%
S&P Global Broad Market Index	9.98%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Tactical Rotation Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Advisor Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2013	Inception	Date	Ratio*
Advisor Class Shares	6.07%	09/26/12	2.58%
S&P Global Broad Market Index	11.92%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Tactical Rotation Fund

Schedule of Investments

As of May 31, 2013
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 95.89%
Consumer Discretionary Select Sector SPDR Fund		15,403	$864,417
Consumer Staples Select Sector SPDR Fund		20,837	834,522
Energy Select Sector SPDR Fund		10,028	807,254
Financial Select Sector SPDR Fund		44,255	878,024
Health Care Select Sector SPDR Fund		18,183	874,784
Industrial Select Sector SPDR Fund		19,336	841,696
iShares MSCI Canada Index Fund		17,944	497,587
iShares MSCI Emerging Markets Index Fund		35,718	1,471,403
iShares MSCI Japan Index Fund		52,144	565,241
iShares MSCI Pacific ex-Japan Index Fund		10,940	507,047
Materials Select Sector SPDR Fund		19,391	781,457
Technology Select Sector SPDR Fund		25,641	811,794
Utilities Select Sector SPDR Fund		21,648	815,697
Vanguard FTSE Europe ETF		31,653	1,625,856

Total Exchange Traded Products (Cost $11,819,292)			12,176,779

SHORT-TERM INVESTMENT - 5.91%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%		751,139

Total Short-Term Investment (Cost $751,139)			751,139

Total Value of Investments (Cost $12,570,431) - 101.80%			$12,927,918

Liabilities in Excess of Other Assets - (1.80)%			(228,794)

Net Assets - 100.00%			$12,699,124

§ Represents 7 day effective yield

	Summary of Investments

	% of Net Assets	Value
Exchange Traded Products	95.89%	$12,176,779
Short-Term Investment	5.91%	751,139
Total	101.80%	$12,927,918

See Notes to Financial Statements

Rx Tactical Rotation Fund

Statement of Assets and Liabilities

As of May 31, 2013

Assets:
Investments, at value (cost $12,570,431)	$12,927,918
Receivables:
Fund shares sold	324,663
Dividends and interest	28

Total assets	13,252,609

Liabilities:
Payables:
Investments purchased	540,979
Accrued expenses
Advisory fees	9,942
Administration fees	2,485
Other expenses	79

Total liabilities	553,485

Total Net Assets	$12,699,124

Net Assets Consist of:
Paid in Capital	$12,390,282
Accumulated net investment loss	(10,987)
Accumulated net realized loss on investments	(37,658)
Net unrealized appreciation on investments	357,487

Total Net Assets	$12,699,124

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,178,193
Net Assets	$12,573,050
Net Asset Value, Offering Price and Redemption Price Per Share	$10.67

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)(a)	11,842
Net Assets	$126,074
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.65

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Tactical Rotation Fund

Statement of Operations

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Investment Income:
Dividends	$28,405

Total Investment Income	28,405

Expenses:
Advisory fees (note 2)	31,544
Administration fees (note 2)	7,635
Distribution and service fees - Advisor Class Shares (note 3)	128

Total Expenses	39,307

Net Investment Loss	(10,902)

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investment transactions	(37,658)
Net change in unrealized appreciation on investments	357,487

Net Realized and Unrealized Gain on Investments	319,829

Net Increase in Net Assets Resulting from Operations	$308,927

See Notes to Financial Statements

Rx Tactical Rotation Fund

Statement of Changes in Net Assets

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Operations:
Net investment loss		$(10,902)
Net realized loss from investment transactions		(37,658)
Net change in unrealized appreciation on investments		357,487

Net Increase in Net Assets Resulting from Operations		308,927

Distributions to Shareholders From:
Net investment income
Institutional Class Shares		(84)
Advisor Class Shares		(1)

Decrease in Net Assets Resulting from Distributions		(85)

Capital Share Transactions:
Shares sold		12,617,751
Reinvested dividends and distributions		85
Shares repurchased		(227,554)

Increase from Capital Share Transactions		12,390,282

Net Increase in Net Assets		12,699,124

Net Assets:
Beginning of Period		-
End of Period		$12,699,124

Accumulated Net Investment Loss		(10,987)

Share Information:
Institutional Class Shares	Shares	Amount
Shares sold	1,199,613	$12,491,688
Reinvested dividends and distributions	9	84
Shares repurchased	(21,429)	(227,288)
Net Increase in Capital Shares	1,178,193	$12,264,484

Advisor Class Shares	Shares	Amount
Shares sold	11,867	$126,063
Reinvested dividends and distributions	-	1
Shares repurchased	(25)	(266)
Net Increase in Capital Shares	11,842	$125,798

See Notes to Financial Statements

Rx Tactical Rotation Fund

Financial Highlights

For a share outstanding during the period from
September 20, 2012 (Date of Initial Public Investment) to May 31, 2013	Institutional Class Shares

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment loss	(0.01)
Net realized and unrealized gain on investments	0.75

Total from Investment Operations	0.74

Less Distributions:
From net investment income	(0.07)

Total Distributions	(0.07)

Net Asset Value, End of Period	$10.67

Total Return (c)	7.46%	(b)

Net Assets, End of Period (in thousands)	$12,573

Ratios of:
Gross Expenses to Average Net Assets (d)	1.20%	(a)
Net Expenses to Average Net Assets (d)	1.20%	(a)
Net Investment Loss to Average Net Assets (e)	(0.33)%	(a)

Portfolio turnover rate	98.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements	(Continued)

Rx Tactical Rotation Fund

Financial Highlights

For a share outstanding during the period from
September 26, 2012 (Date of Initial Public Investment) to May 31, 2013	Advisor Class Shares

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment loss	(0.02)
Net realized and unrealized gain on investments	0.73

Total from Investment Operations	0.71

Less Distributions:
From net investment income	(0.06)

Total Distributions	(0.06)

Net Asset Value, End of Period	$10.65

Total Return (c)	7.15%	(b)

Net Assets, End of Period (in thousands)	$126

Ratios of:
Gross Expenses to Average Net Assets (d)	2.20%	(a)
Net Expenses to Average Net Assets (d)	2.20%	(a)
Net Investment Loss to Average Net Assets (e)	(2.19)%	(a)

Portfolio turnover rate	98.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements

Rx High Income Fund

July 1, 2013

From the inception date of September 20, 2012 through May 31, 2013, The Fund’s Institutional Class Shares returned 5.37% and underperformed the Barclays Capital Global High-Yield Index by 2.01%.   Ivy High Income added to the performance as high yield bonds continued to provide strong returns.  In mid-May, the allocation was adjusted to reduce exposure to global high yield and the Diamond Hill Strategic Income fund was added after it was identified as having an attractive yield-to-risk profile.  Relative to the other holdings in the allocation, the John Hancock Core High Yield fund had the lowest return during the period.

The specific returns of the Fund as of June 30, 2013 are as follows:

Average Annual Total Returns	Since	Net Expense	Gross Expense
Period Ended June 30, 2013 (Unaudited)	Inception*	Ratio**	Ratio***
Rx High Income Fund – Institutional Class Shares	2.97%	0.70%	1.96%

Barclays Capital Global High-Yield Index****	3.70%	n/a	n/a

Performance shown is for the period ended June 30, 2013.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit ncfunds.com.

*The Fund’s inception date is September 20, 2012.

**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2013 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

***Gross expense ratio is from the Funds' prospectus dated September 18, 2012.

**** You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx High Income Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Institutional Class Shares versus the Barclays Capital Global High-Yield Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2013	Inception	Date	Ratio*
Institutional Class Shares	5.37%	09/20/12	1.96%
Barclays Capital Global High-Yield Index	7.38%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx High Income Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Advisor Class Shares versus the Barclays Capital Global High-Yield Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2013	Inception	Date	Ratio*
Advisor Class Shares	3.32%	09/26/12	2.96%
Barclays Capital Global High-Yield Index	8.27%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx High Income Fund

Schedule of Investments

As of May 31, 2013
		Shares	Value (Note 1)

OPEN-END FUNDS - 96.45%
Aberdeen Global High Income Fund - Class I		178,297	$1,815,061
Ivy High Income Fund - Class I		208,073	1,818,556
John Hancock Funds III - Core High Yield Fund - Class I		164,503	1,817,758
Nuveen High Income Bond Fund - Class I		193,860	1,810,649
Diamond Hill Strategic Income Fund - Class Y		163,157	1,817,567

Total Open-End Funds (Cost $8,994,758)			9,079,591

SHORT-TERM INVESTMENT - 2.55%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%	240,290	240,290

Total Short-Term Investment (Cost $240,290)			240,290

Total Value of Investments (Cost $9,235,048) - 99.00%			$9,319,881

Other Assets Less Liabilities - 1.00%			93,960

Net Assets - 100.00%			$9,413,841

§ Represents 7 day effective yield

	Summary of Investments

	% of Net Assets	Value
Open-End Funds	96.45%	9,079,591
Short-Term Investment	2.55%	240,290
Total	99.00%	$9,319,881

See Notes to Financial Statements

Rx High Income Fund

Statement of Assets and Liabilities

As of May 31, 2013

Assets:
Investments, at value (cost $9,235,048)	$9,319,881
Receivables:
Fund shares sold	141,939
Interest	9

Total assets	9,461,829

Liabilities:
Payables:
Fund shares repurchased	77
Accrued expenses
Advisory fees	3,534
Administration fees	1,899
Other expenses	30
Distributions payable	42,448

Total liabilities	47,988

Net Assets	$9,413,841

Net Assets Consist of:
Paid in Capital	$9,250,639
Undistributed net investment income	32,125
Undistributed net realized gain on investments	46,244
Net unrealized appreciation on investments	84,833

Total Net Assets	$9,413,841

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	915,838
Net Assets	$9,365,529
Net Asset Value, Offering Price and Redemption Price Per Share	$10.23

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)(a)	4,749
Net Assets	$48,312
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.17

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx High Income Fund

Statement of Operations

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Investment Income:
Dividends	$254,319

Total Income	254,319

Expenses:
Advisory fees (note 2)	15,811
Administration fees (note 2)	8,784
Distribution and service fees - Advisor Class Shares (note 3)	43

Total Expenses	24,638

Net Investment Income	229,681

Realized and Unrealized Gain on Investments:

Net realized gain from:
Investments	37,707
Capital gain distributions from underlying funds	8,537

Change in unrealized appreciation on investments	84,833

Realized and Unrealized Gain on Investments	131,077

Net Increase in Net Assets Resulting from Operations	$360,758

See Notes to Financial Statements

Rx High Income Fund

Statement of Changes in Net Assets

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Operations:
Net investment income		$229,681
Net realized gain from investment transactions		46,244
Change in unrealized appreciation on investments		84,833

Net Increase in Net Assets Resulting from Operations		360,758

Distributions to Shareholders From:
Net investment income
Institutional Class Shares		(197,211)
Advisor Class Shares		(345)

Decrease in Net Assets Resulting from Distributions		(197,556)

Capital Share Transactions:
Shares sold		9,666,912
Reinvested dividends and distributions		36,108
Shares repurchased		(452,381)

Increase from Capital Share Transactions		9,250,639

Net Increase in Net Assets		9,413,841

Net Assets:
Beginning of Period		-
End of Period		$9,413,841

Undistributed Net Investment Income		$32,125

Share Information:
Institutional Class Shares	Shares	Amount
Shares sold	956,836	$9,618,385
Reinvested dividends and distributions	3,548	35,981
Shares repurchased	(44,546)	(452,277)
Net Increase in Capital Shares	915,838	$9,202,089

Advisor Class Shares	Shares	Amount
Shares sold	4,747	$48,527
Reinvested dividends and distributions	12	127
Shares repurchased	(10)	(104)
Net Increase in Capital Shares	4,749	$48,550

See Notes to Financial Statements

Rx High Income Fund

Financial Highlights

For a share outstanding during the period from
September 20, 2012 (Date of Initial Public Investment) to May 31, 2013	Institutional Class Shares

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment income	0.33
Net realized and unrealized gain on investments	0.20

Total from Investment Operations	0.53

Less Distributions:
From net investment income	(0.30)

Total Distributions	(0.30)

Net Asset Value, End of Period	$10.23

Total Return (c)	5.37%	(b)

Net Assets, End of Period (in thousands)	$9,366

Ratios of:
Gross Expenses to Average Net Assets (d)	0.70%	(a)
Net Expenses to Average Net Assets (d)	0.70%	(a)
Net Investment Income to Average Net Assets (e)	6.59%	(a)

Portfolio turnover rate	78%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements	(Continued)

Rx High Income Fund

Financial Highlights

For a share outstanding during the period from
September 26, 2012 (Date of Initial Public Investment) to May 31, 2013	Advisor Class Shares

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment income	0.24
Net realized and unrealized gain on investments	0.19

Total from Investment Operations	0.43

Less Distributions:
From net investment income	(0.26)

Total Distributions	(0.26)

Net Asset Value, End of Period	$10.17

Total Return (c)	4.36%	(b)

Net Assets, End of Period (in thousands)	$48

Ratios of:
Gross Expenses to Average Net Assets (d)	1.76%	(a)
Net Expenses to Average Net Assets (d)	1.76%	(a)
Net Investment Income to Average Net Assets (e)	5.71%	(a)

Portfolio turnover rate	78%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements

Rx Non Traditional Fund

July 1, 2013

From the inception date of September 20, 2012 through May 31, 2013, The Fund’s Institutional Class Shares had an essentially flat return of 0.12%.  The underlying strategy for this Fund is designed to have low correlation to equity markets and during this period the Fund underperformed the S&P Global Broad Market Index (the S&P BMI) by 9.86%.   A difficult environment for managed futures in general detracted from performance.  The Altegris Managed Futures Strategy Fund as well as the TFS Hedged Futures holding provided negative returns.  Meanwhile, the counter-trend managed futures fund, the 361 Managed Futures Strategy, provided strong performance.  In January, several allocation changes were made which reduced the weight of the Altegris fund and added the 361 fund, credit arbitrage, the TFS Hedged Futures fund, as well as additional currency exposure.

The specific returns of the Fund as of June 30, 2013 are as follows:

Average Annual Total Returns	Since	Net Expense	Gross Expense
Period Ended June 30, 2013 (Unaudited)	Inception*	Ratio**	Ratio***
Rx Non Traditional Fund – Institutional Class Shares	-0.79%	0.70%	3.32%
Barclays Capital Global Aggregate Index****	-5.02%	n/a	n/a
S&P Global Broad Market Index****	6.57%	n/a	n/a

Performance shown is for the period ended June 30, 2013.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit ncfunds.com.

*The Fund’s inception date is September 20, 2012.

**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2013 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

***Gross expense ratio is from the Funds' prospectus dated September 18, 2012.

**** You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Non Traditional Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Institutional Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2013	Inception	Date	Ratio*
Institutional Class Shares	0.12%	09/20/12	3.32%
S&P Global Broad Market Index	9.98%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Non Traditional Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Advisor Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2013	Inception	Date	Ratio*
Advisor Class Shares	-1.44%	09/26/12	4.32%
S&P Global Broad Market Index	11.92%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Non Traditional Fund

Schedule of Investments

As of May 31, 2013
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCT - 3.06%
*	Barclays ETN Linked to the S&P 500 Dynamic VEQTORTM TR Index	1,515	$211,494

Total Exchange Traded Product (Cost $199,657)			211,494

OPEN-END FUNDS - 95.88%
361 Managed Futures Fund - Class I		131,774	1,465,327
*	Altegris Managed Futures Strategy Fund - Class I	57,316	538,770
Columbia Absolute Return Currency and Income Fund - Class Z		66,329	667,933
Forward Long/Short Credit Analysis Fund - Institutional Class		45,789	412,097
Merk Hard Currency Fund - Institutional Class		34,180	401,270
PIMCO Credit Absolute Return Fund - Institutional Class		121,355	1,299,716
TFS Hedged Futures Fund		64,578	671,611
The Merger Fund		73,283	1,167,397

Total Open-End Funds (Cost $6,643,170)			6,624,121

SHORT-TERM INVESTMENT - 3.89%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%		268,476

Total Short-Term Investment (Cost $268,476)			268,476

Total Value of Investments (Cost $7,111,303) - 102.83%			$7,104,091

Liabilities in Excess of Other Assets - (2.83)%			(195,622)

Net Assets - 100.00%			$6,908,469

* Non-income producing investment	§	Represents 7 day effective yield

	Summary of Investments

	% of Net Assets	Value
Exchange Traded Product	3.06%	$211,494
Open-End Funds	95.88%	6,624,121
Short-Term Investment	3.89%	268,476
Total	102.83%	$7,104,091

See Notes to Financial Statements

Rx Non Traditional Fund

Statement of Assets and Liabilities

As of May 31, 2013

Assets:
Investments, at value (cost $7,111,303)	$7,104,091
Receivables:
Fund shares sold	84,984
Dividends and interest	15

Total assets	7,189,090

Liabilities:
Payables:
Investments purchased	276,667
Accrued expenses
Advisory fees	2,578
Administration fees	1,362
Other expenses	14

Total liabilities	280,621

Total Net Assets	$6,908,469

Net Assets Consist of:
Paid in Capital	$6,874,768
Accumulated net investment loss	(7,070)
Undistributed net realized gain on investments	47,983
Net unrealized depreciation on investments	(7,212)

Total Net Assets	$6,908,469

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	689,043
Net Assets	$6,885,941
Net Asset Value, Offering Price and Redemption Price Per Share	$9.99

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)(a)	2,263
Net Assets	$22,528
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.95

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Non Traditional Fund

Statement of Operations

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Investment Income:
Dividends	$20,021

Total Investment Income	20,021

Expenses:
Advisory fees (note 2)	12,335
Administration fees (note 2)	6,852
Distribution and service fees - Advisor Class Shares (note 3)	41

Total Expenses	19,228

Net Investment Income	793

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	36,703
Long term capital gain distributions from underlying funds	11,280
Net change in unrealized depreciation on investments	(7,212)

Net Realized and Unrealized Gain on Investments	40,771

Net Increase in Net Assets Resulting from Operations	$41,564

See Notes to Financial Statements

Rx Non Traditional Fund

Statement of Changes in Net Assets

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Operations:
Net investment income			$793
Net realized gain from investment transactions			36,703
Long term capital gain distributions from underlying funds			11,280
Net change in unrealized depreciation on investments			(7,212)

Net Increase in Net Assets Resulting from Operations			41,564

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(7,860)
Advisor Class Shares			(3)

Net Decrease in Net Assets Resulting from Distributions			(7,863)

Capital Share Transactions:
Shares sold			7,280,877
Reinvested dividends and distributions			879
Shares repurchased			(406,988)

Increase from Capital Share Transactions			6,874,768

Net Increase in Net Assets			6,908,469

Net Assets:
Beginning of Period			-
End of Period			$6,908,469

Undistributed Net Investment Income			$(7,070)

Share Information:
Institutional Class Shares	Shares		Amount
Shares sold	729,636		$7,258,224
Reinvested dividends and distributions	88		876
Shares repurchased	(40,681)		(406,888)
Net Increase in Capital Shares	689,043		$6,852,212

Advisor Class Shares	Shares		Amount
Shares sold	2,273		$22,653
Reinvested dividends and distributions	-	(a)	3
Shares repurchased	(10)		(100)
Net Increase in Capital Shares	2,263		$22,556

(a) Less than 1 full share

See Notes to Financial Statements

Rx Non Traditional Fund

Financial Highlights

For a share outstanding during the period from
September 20, 2012 (Date of Initial Public Investment) to May 31, 2013	Institutional Class Shares

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income	0.01
Net realized and unrealized loss on investments	-

Total from Investment Operations	0.01

Less Distributions:
From net investment income	(0.02)

Total Distributions	(0.02)

Net Asset Value, End of Period	$9.99

Total Return (c)	0.12%	(b)

Net Assets, End of Period (in thousands)	$6,886

Ratios of:
Gross Expenses to Average Net Assets (d)	0.70%	(a)
Net Expenses to Average Net Assets (d)	0.70%	(a)
Net Investment Income to Average Net Assets (e)	0.03%	(a)

Portfolio turnover rate	83.13%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements	(Continued)

Rx Non Traditional Fund

Financial Highlights

For a share outstanding during the period from
September 26, 2012 (Date of Initial Public Investment) to May 31, 2013	Advisor Class Shares

Net Asset Value, Beginning of Period	$10.00

Loss from Investment Operations
Net investment loss	(0.01)
Net realized and unrealized loss on investments	(0.03)	(f)

Total from Investment Operations	(0.04)

Less Distributions:
From net investment income	(0.01)

Total Distributions	(0.01)

Net Asset Value, End of Period	$9.95

Total Return (c)	(0.44)%	(b)

Net Assets, End of Period (in thousands)	$23

Ratios of:
Gross Expenses to Average Net Assets (d)	1.70%	(a)
Net Expenses to Average Net Assets (d)	1.70%	(a)
Net Investment Loss to Average Net Assets (e)	(1.12)%	(a)

Portfolio turnover rate	83.13%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	The amount of net loss from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

See Notes to Financial Statements

Rx Premier Managers Fund

July 1, 2013

From the inception date of September 20, 2012 through May 31, 2013, The Fund’s Institutional Class Shares returned 12.23% and outperformed the S&P Global Broad Market Index (the S&P BMI) by 2.25%.   During the period, the common stock holding of Berkshire Hathaway provided returns which exceeded each of the other fund holdings.  The Blackrock, First Eagle, and Loomis Sayles holdings all had moderate returns, which is expected for this type of strategy.  The Ivy Asset Strategy holding, although significantly less than Berkshire Hathaway, was the best performing open-end fund in the allocation.

The specific returns of the Fund as of June 30, 2013 are as follows:

Average Annual Total Returns	Since	Net Expense	Gross Expense
Period Ended June 30, 2013 (Unaudited)	Inception*	Ratio**	Ratio***
Rx Premier Managers Fund – Institutional Class Shares	9.49%	0.70%	2.20%

S&P Global Broad Market Index****	6.57%	n/a	n/a

Performance shown is for the period ended June 30, 2013.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit ncfunds.com.

*The Fund’s inception date is September 20, 2012.

**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2013 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

***Gross expense ratio is from the Funds' prospectus dated September 18, 2012.

**** You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Premier Managers Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Institutional Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2013	Inception	Date	Ratio*
Institutional Class Shares	12.23%	09/20/12	2.20%
S&P Global Broad Market Index	9.98%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Premier Managers Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Advisor Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2013	Inception	Date	Ratio*
Advisor Class Shares	11.91%	09/26/12	3.20%
S&P Global Broad Market Index	11.92%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Premier Managers Fund

Schedule of Investments

As of May 31, 2013
		Shares	Value (Note 1)

COMMON STOCK - 16.79%
* Berkshire Hathaway, Inc.		2,754	$314,149

Total Common Stock (Cost $266,556)			314,149

OPEN-END FUNDS - 80.44%
BlackRock Global Allocation Fund, Inc.		17,751	374,728
First Eagle Global Fund		7,279	376,029
Ivy Asset Strategy Fund		13,583	380,735
Natixis Loomis Sayles Global Equity and Income Fund		20,578	373,277

Total Open-End Funds (Cost $1,444,023)			1,504,769

SHORT-TERM INVESTMENT - 1.98%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%		36,943

Total Short-Term Investment (Cost $36,943)			36,943

Total Value of Investments (Cost $1,747,522) - 99.21%			$1,855,861

Other Assets Less Liabilities - 0.79%			14,848

Net Assets - 100.00%			$1,870,709

* Non-income producing investment	§	Represents 7 day effective yield

	Summary of Investments

	% of Net Assets	Value
Common Stock	16.79%	$314,149
Open-End Funds	80.44%	1,504,769
Short-Term Investment	1.98%	36,943
Total	99.21%	$1,855,861

See Notes to Financial Statements

Rx Premier Managers Fund

Statement of Assets and Liabilities

As of May 31, 2013

Assets:
Investments, at value (cost $1,747,522)	$1,855,861
Receivables:
Fund shares sold	34,313
Dividends and interest	2

Total assets	1,890,176

Liabilities:
Payables:
Investments purchased	18,441
Accrued expenses
Advisory fees	664
Administration fees	353
Other expenses	9

Total liabilities	19,467

Total Net Assets	$1,870,709

Net Assets Consist of:
Paid in Capital	$1,763,668
Accumulated net investment loss	(4,952)
Undistributed net realized gain on investments	3,654
Net unrealized appreciation on investments	108,339

Total Net Assets	$1,870,709

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	168,374
Net Assets	$1,861,828
Net Asset Value, Offering Price and Redemption Price Per Share	$11.06

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)(a)	796
Net Assets	$8,881
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$11.16

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Premier Managers Fund

Statement of Operations

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Investment Income:
Dividends	$9,605

Total Investment Income	9,605

Expenses:
Advisory fees (note 2)	2,924
Administration fees (note 2)	1,625
Distribution and service fees - Advisor Class Shares (note 3)	70

Total Expenses	4,619

Net Investment Income	4,986

Realized and Unrealized Gain on Investments:

Long term capital gain distributions from underlying funds	3,654
Net change in unrealized appreciation on investments	108,339

Net Realized and Unrealized Gain on Investments	111,993

Net Increase in Net Assets Resulting from Operations	$116,979

See Notes to Financial Statements

Rx Premier Managers Fund

Statement of Changes in Net Assets

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Operations:
Net investment income		$4,986
Long term capital gain distributions from underlying funds		3,654
Net change in unrealized appreciation on investments		108,339

Net Increase in Net Assets Resulting from Operations		116,979

Distributions to Shareholders From:
Net investment income
Institutional Class Shares		(9,791)
Advisor Class Shares		(147)

Decrease in Net Assets Resulting from Distributions		(9,938)

Capital Share Transactions:
Shares sold		1,827,408
Reinvested dividends and distributions		1,487
Shares repurchased		(65,227)

Increase from Capital Share Transactions		1,763,668

Net Increase in Net Assets		1,870,709

Net Assets:
Beginning of Period		-
End of Period		$1,870,709

Accumulated Net Investment Loss		$(4,952)

Share Information:
Institutional Class Shares	Shares	Amount
Shares sold	173,980	$1,816,099
Reinvested dividends and distributions	134	1,340
Shares repurchased	(5,740)	(61,396)
Net Increase in Capital Shares	168,374	$1,756,043

Advisor Class Shares	Shares	Amount
Shares sold	1,126	$11,309
Reinvested dividends and distributions	15	147
Shares repurchased	(345)	(3,831)
Net Increase in Capital Shares	796	$7,625

See Notes to Financial Statements

Rx Premier Managers Fund

Financial Highlights

For a share outstanding during the period from
September 20, 2012 (Date of Initial Public Investment) to May 31, 2013	Institutional Class Shares

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment income	0.12
Net realized and unrealized gain on investments	1.09

Total from Investment Operations	1.21

Less Distributions:
From net investment income	(0.15)

Total Distributions	(0.15)

Net Asset Value, End of Period	$11.06

Total Return (c)	12.23%	(b)

Net Assets, End of Period (in thousands)	$1,862

Ratios of:
Gross Expenses to Average Net Assets (d)	0.70%	(a)
Net Expenses to Average Net Assets (d)	0.70%	(a)
Net Investment Income to Average Net Assets (e)	0.77%	(a)

Portfolio turnover rate	8.94%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements	(Continued)

Rx Premier Managers Fund

Financial Highlights

For a share outstanding during the period from
September 26, 2012 (Date of Initial Public Investment) to May 31, 2013	Advisor Class Shares

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment income	-
Net realized and unrealized gain on investments	1.29

Total from Investment Operations	1.29

Less Distributions:
From net investment income	(0.13)

Total Distributions	(0.13)

Net Asset Value, End of Period	$11.16

Total Return (c)	13.04%	(b)

Net Assets, End of Period (in thousands)	$9

Ratios of:
Gross Expenses to Average Net Assets (d)	1.70%	(a)
Net Expenses to Average Net Assets (d)	1.70%	(a)
Net Investment Income to Average Net Assets (e)	0.68%	(a)

Portfolio turnover rate	8.94%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements

Rx Traditional Equity Fund

July 1, 2013

From the inception date of September 20, 2012 through May 31, 2013, The Fund’s Institutional Class Shares returned 12.41% and outperformed the S&P Global Broad Market Index (the S&P BMI) by 2.43%.   The methodology of the underlying strategy is designed to track the S&P BMI with reduced volatility, which it accomplished.  During the period, enhanced exposure to mid cap and large-cap value helped performance.  Specifically, the ETF holdings of Russell Midcap Value, Russell 1000 Value, and the small-cap Russell 2000 Growth were the top three performers.  A drag on performance was the short-term bond holding as well as exposure to the BRIC’s (Brazil, Russia, India, and China) and emerging markets.

The specific returns of the Fund as of June 30, 2013 are as follows:

Average Annual Total Returns	Since	Net Expense	Gross Expense
Period Ended June 30, 2013 (Unaudited)	Inception*	Ratio**	Ratio***
Rx Traditional Equity Fund – Institutional Class Shares	10.50%	0.70%	1.38%

S&P Global Broad Market Index****	6.57%	n/a	n/a

Performance shown is for the period ended June 30, 2013.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit ncfunds.com.

*The Fund’s inception date is September 20, 2012.

**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2013 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

***Gross expense ratio is from the Funds' prospectus dated September 18, 2012.

**** You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Traditional Equity Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Institutional Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2013	Inception	Date	Ratio*
Institutional Class Shares	12.41%	09/20/12	1.38%
S&P Global Broad Market Index	9.98%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Traditional Equity Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Advisor Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2013	Inception	Date	Ratio*
Advisor Class Shares	11.99%	09/26/12	2.38%
S&P Global Broad Market Index	11.92%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Traditional Equity Fund

Schedule of Investments

As of May 31, 2013
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 89.63%
iShares Core S&P 500 ETF		5,595	$919,259
iShares MSCI BRIC Index Fund		2,092	78,492
iShares MSCI EAFE Growth Index		3,867	247,759
iShares MSCI EAFE Value Index		1,701	86,904
iShares MSCI Emerging Markets Index Fund		1,940	79,918
iShares MSCI EMU Index Fund		2,532	88,569
iShares Russell 1000 Growth Index Fund		12,292	913,173
iShares Russell 1000 Value Index Fund		4,390	371,350
iShares Russell 2000 Growth Index Fund		829	93,254
iShares Russell 2000 Value Index Fund		4,848	418,479
iShares Russell Microcap Index Fund		1,531	93,850
iShares Russell Midcap Growth Index Fund		8,596	625,187
iShares Russell Midcap Value Index Fund		1,579	92,751

Total Exchange Traded Products (Cost $3,732,663)			4,108,945

SHORT-TERM INVESTMENT - 12.43%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%		569,859

Total Short-Term Investment (Cost $569,859)			569,859

Total Value of Investments (Cost $4,302,522) - 102.06%			$4,678,804

Liabilities in Excess of Other Assets - (2.06)%			(94,555)

Net Assets - 100.00%			$4,584,249

§ Represents 7 day effective yield

	Summary of Investments

	% of Net Assets	Value
Exchange Traded Products	89.63%	$4,108,945
Short-Term Investment	12.43%	569,859
Total	102.06%	$4,678,804

See Notes to Financial Statements

Rx Traditional Equity Fund

Statement of Assets and Liabilities

As of May 31, 2013

Assets:
Investments, at value (cost $4,302,522)	$4,678,804
Receivables:
Fund shares sold	88,281
Dividends and interest	30

Total assets	4,767,115

Liabilities:
Payables:
Investments purchased	180,304
Accrued expenses
Advisory fees	1,658
Administration fees	875
Other expenses	29

Total liabilities	182,866

Total Net Assets	$4,584,249

Net Assets Consist of:
Paid in Capital	$4,207,693
Undistributed net investment income	274
Net unrealized appreciation on investments	376,282

Total Net Assets	$4,584,249

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	405,240
Net Assets	$4,536,031
Net Asset Value, Offering Price and Redemption Price Per Share	$11.19

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)(a)	4,276
Net Assets	$48,218
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$11.28

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Traditional Equity Fund

Statement of Operations

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Investment Income:
Dividends	$21,489

Total Investment Income	21,489

Expenses:
Advisory fees (note 2)	7,636
Administration fees (note 2)	4,242
Distribution and service fees - Advisor Class Shares (note 3)	67

Total Expenses	11,945

Net Investment Income	9,544

Unrealized Gain on Investments:

Net change in unrealized appreciation on investments	376,282

Net Unrealized Gain on Investments	376,282

Net Increase in Net Assets Resulting from Operations	$385,826

See Notes to Financial Statements

Rx Traditional Equity Fund

Statement of Changes in Net Assets

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Operations:
Net investment income		$9,544
Net change in unrealized appreciation on investments		376,282

Net Increase in Net Assets Resulting from Operations		385,826

Distributions to Shareholders From:
Net investment income
Institutional Class Shares		(9,254)
Advisor Class Shares		(16)

Decrease in Net Assets Resulting from Distributions		(9,270)

Capital Share Transactions:
Shares sold		4,326,620
Reinvested dividends and distributions		743
Shares repurchased		(119,670)

Increase from Capital Share Transactions		4,207,693

Net Increase in Net Assets		4,584,249

Net Assets:
Beginning of Period		-
End of Period		$4,584,249

Undistributed Net Investment Income		$274

Share Information:
Institutional Class Shares	Shares	Amount
Shares sold	416,366	$4,279,587
Reinvested dividends and distributions	73	726
Shares repurchased	(11,199)	(119,559)
Net Increase in Capital Shares	405,240	$4,160,754

Advisor Class Shares	Shares	Amount
Shares sold	4,284	$47,033
Reinvested dividends and distributions	2	17
Shares repurchased	(10)	(111)
Net Increase in Capital Shares	4,276	$46,939

See Notes to Financial Statements

Rx Traditional Equity Fund

Financial Highlights

For a share outstanding during the period from
September 20, 2012 (Date of Initial Public Investment) to May 31, 2013	Institutional Class Shares

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment income	0.02
Net unrealized gain on investments	1.22

Total from Investment Operations	1.24

Less Distributions:
From net investment income	(0.05)

Total Distributions	(0.05)

Net Asset Value, End of Period	$11.19

Total Return (c)	12.41%	(b)

Net Assets, End of Period (in thousands)	$4,536

Ratios of:
Gross Expenses to Average Net Assets (d)	0.70%	(a)
Net Expenses to Average Net Assets (d)	0.70%	(a)
Net Investment Income to Average Net Assets (e)	0.57%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements	(Continued)

Rx Traditional Equity Fund

Financial Highlights

For a share outstanding during the period from
September 26, 2012 (Date of Initial Public Investment) to May 31, 2013	Advisor Class Shares

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment loss	(0.01)
Net unrealized gain on investments	1.32

Total from Investment Operations	1.31

Less Distributions:
From net investment income	(0.03)

Total Distributions	(0.03)

Net Asset Value, End of Period	$11.28

Total Return (c)	13.12%	(b)

Net Assets, End of Period (in thousands)	$48

Ratios of:
Gross Expenses to Average Net Assets (d)	1.70%	(a)
Net Expenses to Average Net Assets (d)	1.70%	(a)
Net Investment Loss to Average Net Assets (e)	(0.87)%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements

Rx Traditional Fixed Income Fund

July 1, 2013

From the inception date of September 20, 2012 through May 31, 2013, the Fund’s Institutional Class Shares had a return of -2.93% and outperformed the Barclays Global Aggregate Bond Index by 0.62%.   The subtle rise in intermediate to long-term interest rates has been, and could most likely continue to be detrimental to many bond exposures.  Further the allocation to international treasuries and emerging markets bond ETFs contributed most of the negative performance over the period.  High yield and floating rate exposure helped the fund outperform.

The specific returns of the Fund as of June 30, 2013 are as follows:

Average Annual Total Returns	Since	Net Expense	Gross Expense
Period Ended June 30, 2013 (Unaudited)	Inception*	Ratio**	Ratio***
Rx Traditional Fixed Income Fund – Institutional Class Shares	-5.25%	0.70%	1.42%

Barclays Capital Global Aggregate Bond Index****	-5.02%	n/a	n/a

Performance shown is for the period ended June 30, 2013.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit ncfunds.com.

*The Fund’s inception date is September 20, 2012.

**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2013 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

***Gross expense ratio is from the Funds' prospectus dated September 18, 2012.

**** You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Traditional Fixed Income Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Institutional Class Shares versus the Barclays Capital Global Aggregate Bond Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2013	Inception	Date	Ratio*
Institutional Class Shares	-2.93%	09/20/12	1.42%
Barclays Capital Global Aggregate Bond Index	-3.55%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Traditional Fixed Income Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Advisor Class Shares versus the Barclays Capital Global Aggregate Bond Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2013	Inception	Date	Ratio*
Advisor Class Shares	-3.98%	09/26/12	2.42%
Barclays Capital Global Aggregate Bond Index	-3.72%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Traditional Fixed Income Fund

Schedule of Investments

As of May 31, 2013
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 96.02%
iShares Barclays Agency Bond Fund		24,403	$2,747,070
iShares Barclays Credit Bond Fund		8,130	900,967
iShares Barclays Government/Credit Bond Fund		7,999	906,287
iShares Barclays MBS Bond Fund		8,524	906,442
iShares Barclays TIPS Bond Fund		38,033	4,439,592
iShares Floating Rate Note Fund		18,301	927,495
iShares iBoxx $ High Yield Corporate Bond Fund		9,893	919,257
iShares JPMorgan USD Emerging Markets Bond Fund		7,646	879,520
iShares S&P/Citigroup International Treasury Bond Fund		45,396	4,481,493

Total Exchange Traded Products (Cost $17,566,734)			17,108,123

SHORT-TERM INVESTMENT - 6.27%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%		1,117,134

Total Short-Term Investment (Cost $1,117,134)			1,117,134

Total Value of Investments (Cost $18,683,868) - 102.29%			$18,225,257

Liabilities in Excess of Other Assets - (2.29)%			(408,365)

Net Assets - 100.00%			$17,816,892

§ Represents 7 day effective yield

	Summary of Investments

	% of Net Assets	Value
Exchange Traded Products	96.02%	$17,108,123
Short-Term Investment	6.27%	1,117,134
Total	102.29%	$18,225,257

See Notes to Financial Statements

Rx Traditional Fixed Income Fund

Statement of Assets and Liabilities

As of May 31, 2013

Assets:
Investments, at value (cost $18,683,868)	$18,225,257
Receivables:
Fund shares sold	219,467
Dividends and interest	57

Total assets	18,444,781

Liabilities:
Payables:
Investments purchased	599,171
Fund shares repurchased	1,949
Accrued expenses
Advisory fees	6,730
Administration fees	3,549
Other expenses	51
Distribution payable	16,439

Total liabilities	627,889

Total Net Assets	$17,816,892

Net Assets Consist of:
Paid in Capital	$18,275,503
Net unrealized depreciation on investments	(458,611)

Total Net Assets	$17,816,892

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,839,398
Net Assets	$17,755,058
Net Asset Value, Offering Price and Redemption Price Per Share	$9.65

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)(a)	6,389
Net Assets	$61,834
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.68

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Traditional Fixed Income Fund

Statement of Operations

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Investment Income:
Dividends	$118,670

Total Investment Income	118,670

Expenses:
Advisory fees (note 2)	32,410
Administration fees (note 2)	18,005
Distribution and service fees - Advisor Class Shares (note 3)	227

Total Expenses	50,642

Net Investment Income	68,028

Unrealized Loss on Investments:

Net change in unrealized depreciation on investments	(458,611)

Net Unrealized Loss on Investments	(458,611)

Net Decrease in Net Assets Resulting from Operations	$(390,583)

See Notes to Financial Statements

Rx Traditional Fixed Income Fund

Statement of Changes in Net Assets

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Operations:
Net investment income		$68,028
Net change in unrealized depreciation on investments		(458,611)

Net Decrease in Net Assets Resulting from Operations		(390,583)

Distributions to Shareholders From:
Net investment income
Institutional Class Shares		(68,104)
Advisor Class Shares		(67)

Decrease in Net Assets Resulting from Distributions		(68,171)

Capital Share Transactions:
Shares sold		19,375,072
Reinvested dividends and distributions		10,464
Shares repurchased		(1,109,890)

Increase from Capital Share Transactions		18,275,646

Net Increase in Net Assets		17,816,892

Net Assets:
Beginning of Period		-
End of Period		$17,816,892

Undistributed Net Investment Income		$-

Share Information:
Institutional Class Shares	Shares	Amount
Shares sold	1,947,994	$19,280,121
Reinvested dividends and distributions	1,057	10,397
Shares repurchased	(109,653)	(1,078,548)
Net Increase in Capital Shares	1,839,398	$18,211,970

Advisor Class Shares	Shares	Amount
Shares sold	9,646	$94,951
Reinvested dividends and distributions	7	67
Shares repurchased	(3,264)	(31,342)
Net Increase in Capital Shares	6,389	$63,676

See Notes to Financial Statements

Rx Traditional Fixed Income Fund

Financial Highlights

For a share outstanding during the period from
September 20, 2012 (Date of Initial Public Investment) to May 31, 2013	Institutional Class Shares

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income	0.06
Net unrealized loss on investments	(0.35)

Total from Investment Operations	(0.29)

Less Distributions:
From net investment income	(0.06)

Total Distributions	(0.06)

Net Asset Value, End of Period	$9.65

Total Return (c)	(2.93)%	(b)

Net Assets, End of Period (in thousands)	$17,755

Ratios of:
Gross Expenses to Average Net Assets (d)	0.70%	(a)
Net Expenses to Average Net Assets (d)	0.70%	(a)
Net Investment Income to Average Net Assets (e)	0.95%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements	(Continued)

Rx Traditional Fixed Income Fund

Financial Highlights

For a share outstanding during the period from
September 26, 2012 (Date of Initial Public Investment) to May 31, 2013	Advisor Class Shares

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income	0.01
Net unrealized loss on investments	(0.31)

Total from Investment Operations	(0.30)

Less Distributions:
From net investment income	(0.02)

Total Distributions	(0.02)

Net Asset Value, End of Period	$9.68

Total Return (c)	(3.00)%	(b)

Net Assets, End of Period (in thousands)	$62

Ratios of:
Gross Expenses to Average Net Assets (d)	1.70%	(a)
Net Expenses to Average Net Assets (d)	1.70%	(a)
Net Investment Income to Average Net Assets (e)	0.13%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements

Rx Tax Advantaged Fund

July 1, 2013

From the inception date of September 20, 2012 through May 31, 2013, The Fund’s Institutional Class Shares returned 0.83% and underperformed the S&P National Municipal Index by 1.04%.   Three Oppenheimer funds provided the highest performance as the credit risk was rewarded during the period.  The Oppenheimer Rochester National Muni fund was the best performer in the allocation and has generally been considered the authority in tobacco settlement bonds.  The major source of underperformance was the exposure to short-term municipals and two ETF holdings which were added to help reduce cost while still tracking the index.  We are currently evaluating the tradeoff between cost and some of the volatility associated with the ETF holdings.

The specific returns of the Fund as of June 30, 2013 are as follows:

Average Annual Total Returns	Since	Net Expense	Gross Expense
Period Ended June 30, 2013 (Unaudited)	Inception*	Ratio**	Ratio***
Rx Tax Advantaged Fund – Institutional Class Shares	-2.71%	0.70%	1.81%

S&P National Municipal Bond Index****	-1.32%	n/a	n/a

Performance shown is for the period ended June 30, 2013.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit ncfunds.com.

*The Fund’s inception date is September 20, 2012.

**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2013 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

***Gross expense ratio is from the Funds' prospectus dated September 18, 2012.

**** You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Tax Advantaged Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Institutional Class Shares versus the S&P National Municipal Bond Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2013	Inception	Date	Ratio*
Institutional Class Shares	0.83%	09/20/12	1.81%
S&P National Municipal Bond Index	1.76%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Tax Advantaged Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Advisor Class Shares versus the S&P National Municipal Bond Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2013	Inception	Date	Ratio*
Advisor Class Shares	-0.92%	09/26/12	2.81%
S&P National Municipal Bond Index	1.44%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Tax Advantaged Fund

Schedule of Investments

As of May 31, 2013
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 8.29%
iShares S&P National Municipal Bond Fund		1,243	$134,480
iShares S&P Short Term National AMT-Free Municipal Bond Fund		1,655	175,414

Total Exchange Traded Products (Cost $315,288)			309,894

OPEN-END FUNDS - 91.84%
American Century High-Yield Municipal Fund - Investor Class		13,048	124,612
MFS Municipal High Income Fund - Investor Class		30,270	249,731
Nuveen All-American Municipal Bond Fund - Class I		60,370	699,685
Oppenheimer AMT-Free Municipals - Class Y		17,269	125,716
Oppenheimer Rochester Minnesota Municipal Fund - Class Y		53,962	706,358
Oppenheimer Rochester National Municipals - Class Y		16,600	127,158
PIMCO Short Duration Municipal Income Fund - Institutional Class		82,667	701,846
Virtus Tax Exempt Bond Fund - Class I		60,846	696,081

Total Open-End Funds (Cost $3,464,323)			3,431,187

SHORT-TERM INVESTMENT - 0.02%
§	Fidelity Institutional Money Market Funds - Money Market Porfolio, 0.08%		658

Total Short-Term Investment (Cost $658)			658

Total Value of Investments (Cost $3,780,269) - 100.15%			$3,741,739

Liabilities in Excess of Other Assets - (0.15)%			(5,475)

Net Assets - 100.00%			$3,736,264

§ Represents 7 day effective yield

	Summary of Investments

	% of Net Assets	Value
Exchange Traded Products	8.29%	$309,894
Open-End Funds	91.84%	3,431,187
Short-Term Investment	0.02%	658
Total	100.15%	$3,741,739

See Notes to Financial Statements

Rx Tax Advantaged Fund

Statement of Assets and Liabilities

As of May 31, 2013

Assets:
Investments, at value (cost $3,780,269)	$3,741,739
Receivables:
Fund shares sold	1,826
Dividends and interest	2,360

Total assets	3,745,925

Liabilities:
Accrued expenses
Advisory fees	1,511
Administration fees	797
Other expenses	36
Distribution Payable	7,317

Total liabilities	9,661

Total Net Assets	$3,736,264

Net Assets Consist of:
Paid in Capital	$3,768,755
Undistributed net investment income	5,829
Undistributed net realized gain on investments	210
Net unrealized depreciation on investments	(38,530)

Total Net Assets	$3,736,264

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	370,378
Net Assets	$3,694,692
Net Asset Value, Offering Price and Redemption Price Per Share	$9.98

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)(a)	4,169
Net Assets	$41,572
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.97

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Tax Advantaged Fund

Statement of Operations

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Investment Income:
Dividends	$51,359

Total Investment Income	51,359

Expenses:
Advisory fees (note 2)	7,814
Administration fees (note 2)	4,341
Distribution and service fees - Advisor Class Shares (note 3)	262

Total Expenses	12,417

Net Investment Income	38,942

Realized and Unrealized Gain (Loss) on Investments:

Long term capital gain distributions from underlying funds	210
Net change in unrealized depreciation on investments	(38,530)

Net Realized and Unrealized Loss on Investments	(38,320)

Net Increase in Net Assets Resulting from Operations	$622

See Notes to Financial Statements

Rx Tax Advantaged Fund

Statement of Changes in Net Assets

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Operations:
Net investment income		$38,942
Long term capital gain distributions from underlying funds		210
Net change in unrealized depreciation on investments		(38,530)

Net Decrease in Net Assets Resulting from Operations		622

Distributions to Shareholders From:
Net investment income
Institutional Class Shares		(32,947)
Advisor Class Shares		(166)

Decrease in Net Assets Resulting from Distributions		(33,113)

Capital Share Transactions:
Shares sold		4,190,422
Reinvested dividends and distributions		6,464
Shares repurchased		(428,131)
Increase from Capital Share Transactions		3,768,755

Net Increase in Net Assets		3,736,264

Net Assets:
Beginning of Period		-
End of Period		$3,736,264

Undistributed Net Investment Income		$5,829

Share Information:
Institutional Class Shares	Shares	Amount
Shares sold	411,712	$4,142,342
Reinvested dividends and distributions	627	6,297
Shares repurchased	(41,961)	(421,777)
Net Increase in Capital Shares	370,378	$3,726,862

Advisor Class Shares	Shares	Amount
Shares sold	4,790	$48,080
Reinvested dividends and distributions	17	167
Shares repurchased	(638)	(6,354)
Net Increase in Capital Shares	4,169	$41,893

See Notes to Financial Statements

Rx Tax Advantaged Fund

Financial Highlights

For a share outstanding during the period from
September 20, 2012 (Date of Initial Public Investment) to May 31, 2013	Institutional Class Shares

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income	0.12
Net realized and unrealized loss on investments	(0.04)

Total from Investment Operations	0.08

Less Distributions:
From net investment income	(0.10)

Total Distributions	(0.10)

Net Asset Value, End of Period	$9.98

Total Return (c)	0.83%	(b)

Net Assets, End of Period (in thousands)	$3,695

Ratios of:
Gross Expenses to Average Net Assets (d)	0.70%	(a)
Net Expenses to Average Net Assets (d)	0.70%	(a)
Net Investment Income to Average Net Assets (e)	2.26%	(a)

Portfolio turnover rate	23.14%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements	(Continued)

Rx Tax Advantaged Fund

Financial Highlights

For a share outstanding during the period from
September 26, 2012 (Date of Initial Public Investment) to May 31, 2013	Advisor Class Shares

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income	0.08
Net realized and unrealized loss on investments	(0.07)

Total from Investment Operations	0.01

Less Distributions:
From net investment income	(0.04)

Total Distributions	(0.04)

Net Asset Value, End of Period	$9.97

Total Return (c)	0.08%	(b)

Net Assets, End of Period (in thousands)	$42

Ratios of:
Gross Expenses to Average Net Assets (d)	1.70%	(a)
Net Expenses to Average Net Assets (d)	1.70%	(a)
Net Investment Income to Average Net Assets (e)	1.33%	(a)

Portfolio turnover rate	23.14%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements

RiskX Funds
Notes to Financial Statements

1.	Organization and Significant Accounting Policies

The RiskX Funds (“Funds”), formerly known as the FMX Funds, are series’ of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Each Fund is a separate diversified series of the Trust.

Each Fund is a “fund of funds” that principally invests in other mutual funds and exchange traded funds.  The Funds’ investment advisor, FolioMetrix, LLC (the “Advisor”), seeks to achieve each Fund’s investment objective by investing in no-load, institutional, and exchange-traded funds registered under the Investment Company Act of 1940 (“Portfolio Funds”).  Although each Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Funds are not precluded from investing in Portfolio Funds with sales-related expenses, and/or service fees in excess of 0.25%.

At a meeting of the Board of Trustees on April 25, 2013, the Trustees approved the name change of the FMX Funds to the RiskX Funds.  The changes are name changes only and do not reflect changes in the investment objectives, policies, and limitations of the Funds.  Each Fund has changed its name as indicated below.

Previous Name	New Name
ISM Dynamic Growth Fund	Rx Dynamic Growth Fund
ISM Dynamic Total Return Fund	Rx Dynamic Total Return Fund
ISM Dividend Income Fund	Rx Dividend Income Fund
ISM Global Alpha Tactical Fund	Rx Tactical Rotation Fund
ISM High Income Fund	Rx High Income Fund
ISM Non Traditional Fund	Rx Non Traditional Fund
ISM Premier Asset Management Fund	Rx Premier Managers Fund
ISM Strategic Equity Fund	Rx Traditional Equity Fund
ISM Strategic Fixed Income Fund	Rx Traditional Fixed Income Fund
ISM Tax Free Fund	Rx Tax Advantaged Fund

Each Fund currently has an unlimited number of authorized shares, which are divided into two classes – Institutional Class Shares and Advisor Class Shares.  Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in ongoing distribution and service fees.  The Advisor Class Shares are subject to distribution plan fees as described in Note 3.  Each Fund’s Advisor Class Shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

(Continued)

RiskX Funds
Notes to Financial Statements

The Date of Initial Public Investment for each Fund and Class of Shares is as follows:

Fund	Institutional Class Shares	Advisor Class Shares
Dynamic Growth Fund	October 2, 2009	February 18, 2011
Dynamic Total Return Fund	October 2, 2009	February 25, 2011
Dividend Income Fund	September 20, 2012	September 26, 2012
Tactical Rotation Fund	September 20, 2012	September 26, 2012
High Income Fund	September 20, 2012	September 26, 2012
Non Traditional Fund	September 20, 2012	September 26, 2012
Premier Managers Fund	September 20, 2012	September 26, 2012
Traditional Equity Fund	September 20, 2012	September 26, 2012
Traditional Fixed Income Fund	September 20, 2012	September 26, 2012
Tax Advantaged Fund	September 20, 2012	September 26, 2012

The following is a summary of significant accounting policies consistently followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to each Fund’s net asset value calculation) or which cannot be accurately valued using each Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using each Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Each Fund may invest in portfolios of open-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Each Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of each Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments)

(Continued)

RiskX Funds
Notes to Financial Statements

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of May 31, 2013 for the each Fund’s investments measured at fair value:

Dynamic Growth Fund
Assets	Total	Level 1		Level 2		Level 3
Exchange Traded Products	$5,641,736	$5,641,736	$	- -	$	- -
Open-End Funds	9,192,696	9,192,696		- -		- -
Short-Term Investment	361,000	361,000		-		- -
Total	$15,195,432	$15,195,432	$	- -	$	- -

Dynamic Total Return Fund
Assets	Total	Level 1		Level 2		Level 3
Open-End Funds	$8,359,518	$8,359,518	$	- -	$	- -
Short-Term Investment	228,580	228,580		-		- -
Total	$8,588,098	$8,588,098	$	- -	$	- -

Dividend Income Fund
Assets	Total	Level 1		Level 2		Level 3
Common Stocks	$304,513	$304,513	$	- -	$	- -
Open-End Fund	767,531	767,531		- -		- -
Short-Term Investment	25,536	25,536		-		- -
Total	$1,097,580	$1,097,580	$	- -	$	- -

Tactical Rotation Fund
Assets	Total	Level 1		Level 2		Level 3
Exchange Traded Products	$12,176,779	$12,176,779	$	- -	$	- -
Short-Term Investment	751,139	751,139		-		- -
Total	$12,927,918	$12,927,918	$	- -	$	- -

High Income Fund
Assets	Total	Level 1		Level 2		Level 3
Open-End Funds	$9,079,591	$9,079,591	$	- -	$	- -
Short-Term Investment	240,290	240,290		-		- -
Total	$9,319,881	$9,319,881	$	- -	$	- -

(Continued)

RiskX Funds
Notes to Financial Statements

Non Traditional Fund
Assets	Total	Level 1		Level 2		Level 3
Exchange Traded Product	$211,494	$211,494	$	- -	$	- -
Open-End Funds	6,624,121	6,624,121		- -		- -
Short-Term Investment	268,476	268,476		-		- -
Total	$7,104,091	$7,104,091	$	- -	$	- -

Premier Managers Fund
Assets	Total	Level 1		Level 2		Level 3
Common Stock	$314,149	$314,149	$	- -	$	- -
Open-End Funds	1,504,769	1,504,769		- -		- -
Short-Term Investment	36,943	36,943		-		- -
Total	$1,855,861	$1,855,861	$	- -	$	- -

Traditional Equity Fund
Assets	Total	Level 1		Level 2		Level 3
Exchange Traded Products	$4,108,945	$4,108,945	$	- -	$	- -
Short-Term Investment	569,859	569,859		-		- -
Total	$4,678,804	$4,678,804	$	- -	$	- -

Traditional Fixed Income Fund
Assets	Total	Level 1		Level 2		Level 3
Exchange Traded Products	$17,108,123	$17,108,123	$	- -	$	- -
Short-Term Investment	1,117,134	1,117,134		-		- -
Total	$18,225,257	$18,225,257	$	- -	$	- -

Tax Advantaged Fund
Assets	Total	Level 1		Level 2		Level 3
Exchange Traded Products	$309,894	$309,894	$	- -	$	- -
Open-End Funds	3,431,187	3,431,187		- -		- -
Short-Term Investment	658	658		-		- -
Total	$3,741,739	$3,741,739	$	- -	$	- -
The Funds had no significant transfers into or out of Level 1, 2, or 3 during the year ended May 31, 2013.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each Fund bears expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed annually by the Trustees.

(Continued)

RiskX Funds
Notes to Financial Statements

Distributions
Each Fund will distribute its income and realized gains to its shareholders every year.  Income dividends paid by the Funds derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Each Fund pays a monthly advisory fee to the Advisor based upon the average daily net assets and calculated at an annual rate.  See the table below for the advisory fee rates, amounts paid to the Advisor, and voluntary waivers by the Advisor for each Fund during the fiscal year or initial period ended May 31, 2013:

Fund	Advisory Fee Rate	Amount Incurred	Amount Waived
Dynamic Growth Fund	0.45%	$ 64,573	$ 5,461
Dynamic Total Return Fund	0.45%	- *	-
Dividend Income Fund	0.45%	1,709	-
Tactical Rotation Fund	1.00%**	31,544	-
High Income Fund	0.45%	15,811	-
Non Traditional Fund	0.45%	12,335	-
Premier Managers Fund	0.45%	2,924	-
Traditional Equity Fund	0.45%	7,636	-
Traditional Fixed Income Fund	0.45%	32,410	-
Tax Advantaged Fund	0.45%	7,814	-

*According to the terms of the Advisory contract, no advisory fee is incurred for Dynamic Total Return Fund until the average daily net assets of the Fund is greater than $13,000,000.
**A Special Meeting of Shareholders was held on January 28, 2013.  The purpose of the meeting was to vote on proposed amendments to the Investment Advisory Agreement that raise the Tactical Rotation Fund’s management fee from 0.45% to 1.00% of average daily net assets.  This proposal was approved by shareholders and the new management fee took effect on January 29, 2013.

The Advisor has entered into an Operating Plan with the Fund's administrator under which it has agreed to (i) make payments to the administrator based upon the Fund's net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan. These measures are intended to limit the Fund's operating expenses to 0.70% for each Fund (1.25% for the Tactical Rotation Fund) of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses. The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees. The Advisor cannot recoup from the Fund any amounts paid under the Operating Plan.

(Continued)

RiskX Funds
Notes to Financial Statements

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Funds, coordinates and pays for the services of each vendor and the operating expense to the Funds, and provides the Funds with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Funds’ average daily net assets.  The annual rate is 0.25% if the average daily net assets are under $100 million and gradually decreases to an annual rate of 0.096% once the average daily net assets reach $1.805 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of each Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.  See the table below for amounts paid to the Administrator by each Fund, along with amounts waived by the Administrator:

Fund	Amount Incurred	Amount Waived
Dynamic Growth Fund	$ 82,653	$ 4,037
Dynamic Total Return Fund	66,608	1,886
Dividend Income Fund	957	-
Tactical Rotation Fund	7,635	-
High Income Fund	8,784	-
Non Traditional Fund	6,852	-
Premier Managers Fund	1,625	-
Traditional Equity Fund	4,242	-
Traditional Fixed Income Fund	18,005	-
Tax Advantaged Fund	4,341	-

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with each Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Funds.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Funds.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Funds’ principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Funds.

Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.

Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Funds will vary.

(Continued)

RiskX Funds
Notes to Financial Statements

3.	Distribution and Service Fees

The Board of Trustees, including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Advisor Class Shares.  The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that each Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Advisor Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Advisor Class Shares or servicing of Advisor Class shareholder accounts. See the table below for the amounts incurred by each Fund:

Fund	Amount Incurred
Dynamic Growth Fund	$ 8,263
Dynamic Total Return Fund	7,795
Dividend Income Fund	7
Tactical Rotation Fund	128
High Income Fund	43
Non Traditional Fund	41
Premier Managers Fund	70
Traditional Equity Fund	67
Traditional Fixed Income Fund	227
Tax Advantaged Fund	262

4.	Purchases and Sales of Investment Securities

For the fiscal year or initial period ended May 31, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Fiscal year or Initial Period	Purchases of Securities	Proceeds from Sales of Securities
Dynamic Growth Fund	June 1, 2012 – May 31, 2013	$ 69,708,767	$ 74,674,211
Dynamic Total Return Fund	June 1, 2012 – May 31, 2013	6,309,710	6,658,041
Dividend Income Fund	September 20, 2012 – May 31, 2013	1,472,070	456,861
Tactical Rotation Fund	September 20, 2012 – May 31, 2013	16,791,221	4,934,272
High Income Fund	September 20, 2012 – May 31, 2013	12,872,493	3,915,442
Non Traditional Fund	September 20, 2012 – May 31, 2013	10,083,819	3,277,695
Premier Managers Fund	September 20, 2012 – May 31, 2013	1,794,878	84,298
Traditional Equity Fund	September 20, 2012 – May 31, 2013	3,732,663	-
Traditional Fixed Income Fund	September 20, 2012 – May 31, 2013	17,566,735	-
Tax Advantaged Fund	September 20, 2012 – May 31, 2013	4,348,885	570,425

There were no long-term purchases or sales of U.S. Government Obligations during the fiscal year or initial period ended May 31, 2013.

(Continued)

RiskX Funds
Notes to Financial Statements

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.
The Funds have reviewed all taxable years / periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of May 31, 2013, open taxable years consisted of the taxable year / period ended May 31, 2010, May 31, 2011, May 31, 2012 and May 31, 2013. No examination of tax returns is currently in progress for any of the Funds.

Reclassifications relate primarily to differing book/tax treatment of ordinary net investment losses.  For the year ended May 31, 2013, the following reclassifications were necessary:

Paid-in Capital		Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments
Dynamic Growth Fund	-	-	-
Dynamic Total Return Fund	-	8,183	(8,183)
Dividend Income Fund	-	-	-
Tactical Rotation Fund	-	-	-
High Income Fund	-	-	-
Non Traditional Fund	-	-	-
Premier Managers Fund	-	-	-
Traditional Equity Fund	-	-	-
Traditional Fixed Income Fund	(143)	143	-
Tax Advantaged Fund	-	-	-

Distributions during the fiscal year or period ended were characterized for tax purposes as follows:

		Distributions from
Fund	Fiscal period ended	Ordinary Income	Long-Term Capital Gains	Return of Capital
Dynamic Growth Fund	05/31/2013	$ -	$ -	$ -
	05/31/2012	-	2,330,033	407,415
Dynamic Total Return Fund	05/31/2013	319,176	-	14,318
	05/31/2012	123,507	-	-
Dividend Income Fund	05/31/2013	17,709	-	-
Tactical Rotation Fund	05/31/2013	85	-	-
High Income Fund	05/31/2013	197,556	-	-
Non Traditional Fund	05/31/2013	7,863	-	-
Premier Managers Fund	05/31/2013	9,938	-	-
Traditional Equity Fund	05/31/2013	9,270	-	-
Traditional Fixed Income Fund	05/31/2013	68,171	-	-
Tax Advantaged Fund	05/31/2013	33,113	-	-

(Continued)

RiskX Funds
Notes to Financial Statements

At May 31, 2013, the tax-basis cost of investments and components of distributable earnings were as follows:

	Dynamic Growth Fund	Dynamic Total Return Fund	Dividend Income Fund	Tactical Rotation Fund	High Income Fund
Cost of Investments	$14,400,314	$8,552,054	$1,064,476	$12,611,175	$9,235,048

Unrealized Appreciation	834,759	103,189	35,096	429,428	109,241
Unrealized Depreciation	(39,641)	(67,145)	(1,992)	(112,685)	(24,408)
Net Unrealized Appreciation
(Depreciation)	795,118	36,044	33,104	316,743	84,833

Accumulated Net Investment Income (Loss)	1,145,055	-	23,731	3,086	75,755
Undistributed Long-Term Gains	43,905	-	-	-	2,614
Accumulated Capital Losses	-	(77,902)	-	-	-
Other Book/Tax Differences	-	-	-	(10,987)	-

Distributable Earnings	$1,984,078	$(41,858)	$56,835	$308,842	$163,202

	Non Traditional Fund	Premier Managers Fund	Traditional Equity Fund	Traditional Fixed Income Fund	Tax Advantaged Fund
Cost of Investments	$7,112,833	$1,752,474	$4,302,522	$18,683,868	$3,780,520

Unrealized Appreciation	41,491	103,387	382,884	1,684	269
Unrealized Depreciation	(50,233)	-	(6,602)	(460,295)	(39,050)
Net Unrealized Appreciation
(Depreciation)	(8,742)	103,387	376,282	(458,611)	(38,781)

Undistributed Ordinary Income	31,163	-	274	-	6,290
Undistributed Long-Term Gains	11,280	3,654	-	-	-

Distributable Earnings	$33,701	$107,041	$376,556	$(458,611)	$(32,491)

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales.  Accumulated capital losses noted above represent net capital loss carryovers as of May 31, 2013 that are available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions.  The capital loss carryforward for the Dynamic Total Return Fund is $77,902, which is short term in nature and has no expiration date.  Consequently, realized losses reflected in the accompanying financial statements include net capital losses realized between November 1 and the Funds’ fiscal year-end that have not been recognized for tax purposes (Post-October loss deferrals).

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.  The Funds expect the risk of loss to be remote.

(Continued)

RiskX Funds
Notes to Financial Statements

7.	New Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

In January 2013, the FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.”  ASU No. 2013-01 clarifies that ordinary trade receivables and payables are not included in the scope of ASU No. 2011-11.  ASU No. 2011-11 applies only to derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and lending that are offset in accordance with specific criteria contained in the FASB Accounting Standards codification.

Management is currently evaluating the impact ASU No. 2011-11 and ASU No. 2013-01 will have on the Funds’ financial statements and disclosures.

8.  Change in Independent Registered Public Accounting Firm

On July 19, 2012, BBD, LLP was selected as the Trust’s independent registered public accounting firm for the 2013 fiscal year. The selection of BBD, LLP was recommended by the Trust’s Audit Committee, comprised of all non-interested Trustees, and was approved by the Board of Trustees. The report of the predecessor independent registered public accounting firm, on the financial statements of the Funds for each of the years or periods in the period from October 2, 2009 through May 31, 2012, did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principle. In addition, there were no disagreements between the Trust and the predecessor auditor on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of the predecessor auditor would have caused them to make reference to the disagreement in their report on the financial statements for such period.

9.   Subsequent Events

A Special Meeting of Shareholders was held on January 28, 2013.  The purpose of the meeting was to vote on (i) proposed amendments to the Dividend Income Fund’s Investment Advisory Agreement that raise the Dividend Income Fund’s management fee from 0.45% to 0.90% of average daily net assets and (ii) a proposed Investment Sub-Advisory Agreement for the Fund between FolioMetrix, LLC and Forward Management, LLC.  Both proposals were approved by shareholders.  The management fee changed on July 17, 2013, and Forward Management assumed the role of Sub-Advisor to the Dividend Income Fund on July 17, 2013.

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments in addition to the disclosure above.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Starboard Investment Trust and
Shareholders of Rx Dynamic Growth Fund, Rx Dynamic Total Return Fund,
Rx Dividend Income Fund, Rx Tactical Rotation Fund, Rx High Income Fund,
Rx Non Traditional Fund, Rx Premier Managers Fund, Rx Traditional Equity Fund, Rx Traditional Fixed Income Fund and Rx Tax Advantaged Fund

We have audited the accompanying statements of assets and liabilities of Rx Dynamic Growth Fund (formerly known as ISM Dynamic Growth Fund and FMX Growth Allocation Fund), Rx Dynamic Total Return Fund (formerly known as ISM Dynamic Total Return Fund and FMX Total Return Fund), Rx Dividend Income Fund (formerly known as ISM Dividend Income Fund), Rx Tactical Rotation Fund (formerly known as ISM Global Alpha Tactical Fund), Rx High Income Fund (formerly known as ISM High Income Fund), Rx Non Traditional Fund (formerly known as ISM Non Traditional Fund), Rx Premier Managers Fund (formerly known as ISM Premier Asset Management Fund), Rx Traditional Equity Fund (formerly known as ISM Strategic Equity Fund), Rx Traditional Fixed Income Fund (formerly known as ISM Strategic Fixed Income Fund), and Rx Tax Advantaged Fund (formerly known as ISM Tax Free Fund), (the "Funds"), each a series of shares of beneficial interest of the Starboard Investment Trust, including the schedules of investments, as of May 31, 2013, and the related statements of operations and changes in net assets and financial highlights for each of the respective year or periods then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The statements of changes in net assets for the year ended May 31, 2012 and the financial highlights for each of the years or periods presented in the period October 2, 2009 to May 31, 2012 for Rx Dynamic Growth Fund and Rx Dynamic Total Return Fund have been audited by other auditors, whose report dated July 26, 2012, expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2013 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Rx Dynamic Growth Fund, Rx Dynamic Total Return Fund, Rx Dividend Income Fund, Rx Tactical Rotation Fund, Rx High Income Fund, Rx Non Traditional Fund, Rx Premier Managers Fund, Rx Traditional Equity Fund, Rx Traditional Fixed Income Fund, and Rx Tax Advantaged Fund as of May 31, 2013, and the results of their operations, the changes in their net assets and their financial highlights for the year or periods then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
July 30, 2013

RiskX Funds

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at sec.gov.  Information regarding how each Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.	Quarterly Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Each Fund’s Form N-Q is available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of each Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Funds’ fiscal year ended May 31, 2013.

During the fiscal year, no long-term capital gain distributions were paid from the Funds.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.   Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

(Continued)

RiskX Funds

Additional Information
(Unaudited)

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Dynamic Growth Fund	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,117.00	$3.69	0.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.44	$3.53	0.70%
Advisor Class Shares
Actual	$1,000.00	$1,110.30	$8.94	1.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.46	$8.54	1.70%

Dynamic Total Return Fund	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,014.40	$3.51	0.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.44	$3.53	0.70%
Advisor Class Shares
Actual	$1,000.00	$1,009.20	$8.51	1.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.45	$8.55	1.70%

Dividend Income Fund	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,127.60	$3.70	0.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.44	$3.51	0.70%
Advisor Class Shares
Actual	$1,000.00	$1,116.70	$9.16	1.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.28	$8.12	1.70%

Tactical Rotation Fund	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,087.60	$6.25	1.20%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Advisor Class Shares
Actual	$1,000.00	$1,067.20	$11.35	2.20%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.96	$11.06	2.20%

(Continued)

RiskX Funds

Additional Information
(Unaudited)

High Income Fund	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,060.10	$3.60	0.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.44	$3.53	0.70%
Advisor Class Shares
Actual	$1,000.00	$1,042.60	$8.80	1.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.31	$8.69	1.70%

Non Traditional Fund	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,010.30	$3.51	0.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.44	$3.53	0.70%
Advisor Class Shares
Actual	$1,000.00	$ 994.00	$8.55	1.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.35	$8.65	1.70%

Premier Managers Fund	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,115.60	$3.68	0.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.46	$3.51	0.70%
Advisor Class Shares
Actual	$1,000.00	$1,113.70	$8.96	1.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.45	$8.55	1.70%

Traditional Equity Fund	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,137.70	$3.73	0.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.44	$3.53	0.70%
Advisor Class Shares
Actual	$1,000.00	$1,118.20	$9.01	1.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.43	$8.57	1.70%

(Continued)

RiskX Funds

Additional Information
(Unaudited)

Traditional Fixed Income Fund	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 973.50	$3.43	0.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.44	$3.52	0.70%
Advisor Class Shares
Actual	$1,000.00	$ 965.10	$8.34	1.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.45	$8.55	1.70%

Tax Advantaged Fund	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 989.00	$3.46	0.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.44	$3.52	0.70%
Advisor Class Shares
Actual	$1,000.00	$ 984.00	$8.41	1.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.45	$8.55	1.70%

*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

5.   Information about Trustees and Officers

The business and affairs of the Funds and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Funds is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Funds includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund’s toll-free at 1-800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees each received aggregate compensation of $12,489 ($2,000 for Dynamic Growth and Dynamic Total Return and $1,061 for each of the other Funds) during the fiscal year ended May 31, 2013 for their services to the Funds and Trust.

(Continued)

RiskX Funds

Additional Information
(Unaudited)

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Jack E. Brinson Age: 81	Independent Trustee	Since 7/09	Retired; previously, President of Brinson Investment Co. (personal investments) and President of Brinson Chevrolet, Inc. (auto dealership).	23
Independent Trustee of Brown Capital Management Funds for its three series, DGHM Investment Trust for its two series, Gardner Lewis Investment Trust for its two series, Hillman Capital Management Investment Trust for its one series, and Tilson Investment Trust for its two series (all registered investment companies); previously, Independent Trustee of de Leon Funds Trust for its one series from 2000 to 2005, Giordano Investment Trust for its one series during 2011, and New Providence Investment Trust for its one series from inception until 2011 (all registered investment companies).

Michael G. Mosley Age: 60	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	23	None.
Theo H. Pitt, Jr. Age: 77	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001; Account Administrator, Holden Wealth Management Group of Wachovia Securities (money management firm) from 2003-2008.	23
Independent Trustee of DGHM Investment Trust for its two series, Gardner Lewis Investment Trust for its two series, Hanna Investment Trust for its one series, and Hillman Capital Management Investment Trust for its one series (all registered investment companies); previously, Independent Trustee of  NCM Capital Investment Trust for its one series from 2007 to 2009, New Providence Investment Trust from 2008 to 2009, and Tilson Investment Trust for its two series from 2004 to 2009 (all registered investment companies).

(Continued)

RiskX Funds

Additional Information
(Unaudited)

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
James H. Speed, Jr. Age: 60	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	President and CEO of NC Mutual Insurance Company (insurance company) since 2003; President of Speed Financial Group, Inc. (consulting and private investments) from 2000 to 2003.	23
Independent Trustee of Brown Capital Management Funds for its three series, Hillman Capital Management Investment Trust for its one series, and Tilson Investment Trust for itsone series (all registered investment companies).  Member of Board of Directors of NC Mutual Life Insurance Company.  Member of Board of Directors of M&F Bancorp.  Previously, Independent Trustee of New Providence Investment Trust for its one series from 2009 until 2011 (registered investment company).

J. Buckley Strandberg Age: 53	Independent Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management) since 1982.	23	None.
Other Officers
D. Jerry Murphey Age: 55 821 Pacific Street Omaha, Nebraska 68108	President (RiskX Funds)	Since 7/09
Manager, President, and CEO of FolioMetrix, LLC (advisor to the RiskX Funds) since 2009; principal of Uptrade Research Associates, LLC (investment research) since 2009; previously, Investment Management Consultant for Prudential Investments, Wealth Management Solutions (investment management).
				n/a	n/a
Julie M. Koethe Age: 32 821 Pacific Street Omaha, Nebraska 68108	Treasurer (RiskX Funds)	Since 4/10
Chief Operating Officer of FolioMetrix, LLC (advisor to the RiskX Funds) since 2010; Insurance Accounting Supervisor for Applied Underwriters (workers compensation and payroll service provider) from 2003-2010.
				n/a	n/a
T. Lee Hale, Jr. Age: 35	Chief Compliance Officer; Assistant Treasurer; Treasurer (Matisse Discounted Closed-End Fund Strategy	Since 7/09, 4/10, and 5/12	Financial Reporting Manager for The Nottingham Company (fund administrator) since 2009; previously, principal of Lee Hale Contracting (marine industry consulting).	n/a	n/a
A. Vason Hamrick Age: 36	Secretary	Since 7/09	Corporate Counsel for The Nottingham Company since 2004.	n/a	n/a

(Continued)

RiskX Funds

Additional Information
(Unaudited)

6.   Approval of Investment Sub-Advisory Agreement – Rx Dividend Income Fund

At a meeting of the Board of Trustees on October 25, 2012, the Board of Trustees, including the Independent Trustees (those who are not an “interested person,” as defined under the Investment Company Act of 1940), considered whether to approve the Investment Sub-Advisory Agreement for the ISM Dividend Income Fund.  In considering whether to approve the agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (1) the nature, extent, and quality of the services provided by Forward Management; (2) the investment performance of the Fund and Forward Management; (3) the costs of the services to be provided and profits to be realized by Forward Management and its affiliates from the relationship with the Fund; (4) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (5) Forward Management’s practices regarding brokerage and portfolio transactions; and (6) Forward Management’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials consisting of the proposed Investment Sub-Advisory Agreement for the Fund; a memorandum from Forward Management to the Trustees; and a memorandum from the Fund’s legal counsel.  The memorandum from Forward Management to the Trustees contained information about the advisory firm and its business, finances, personnel, services to the Fund, investment advice, fees, and compliance program.  The memorandum also contained information on Fund expenses, including comparative expense ratio information for other mutual funds with strategies similar to the Fund.  The Trustees also reviewed a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Sub-Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.  In addition, the Trustees consulted with separate independent legal counsel retained by them regarding their consideration of the proposed amendments to the Investment Sub-Advisory Agreement.

1.
The nature, extent, and quality of the services provided by Forward Management.  In considering the nature, extent, and quality of the services provided by Forward Management, the Trustees considered the responsibilities of Forward Management under the Investment Sub-Advisory Agreement.  The Trustees reviewed the services to be provided by Forward Management to the Fund, including, without limitation, the anticipated quality of its investment advisory services (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; its coordination of services for the Fund among its service providers; and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.

The Trustees noted that Forward Management would seek to achieve the Fund’s investment objective though direct investments in stocks, rather than the no-load, institutional, and exchange-traded funds currently utilized by the Fund.  The Trustees considered that Forward Management currently provides portfolio management services to mutual funds, private funds, institutional investors, and separately managed accounts.  The Trustees also discussed the respective services that would be provided by FolioMetrix, the Fund’s investment advisor, and Forward Management.  It was noted that FolioMetrix would be responsible for monitoring and overseeing Forward Management, rather than the day-to-day investment management of the Fund’s portfolio

After reviewing the foregoing information and further information in the memorandum from Forward Management (e.g., descriptions of Forward Management’s business, their compliance programs, and their registration documents on file with the Securities and Exchange Commission), the Board of Trustees concluded that the nature, extent, and quality of the services provided by Forward Management were satisfactory and adequate for the Fund.

2.
Investment performance of the Fund and Forward Management.  In considering the investment performance of the Fund and Forward Management, the Trustees noted that the Fund had only recently commenced operations and Forward Management had not yet provided sub-advisory services to the Fund.  The Trustees briefly reviewed the performance of the Fund against its benchmarks for the most recent one-month period and the period since inception.  The Trustees found this information to be of limited value.  The Trustees also briefly reviewed the performance of comparable funds with similar objectives managed by other investment advisors in order to determine the type of returns that might be expected for the Fund.  Again, this information was found to be of limited value.

(Continued)

RiskX Funds

Additional Information
(Unaudited)

The Trustees then reviewed the composite performance of accounts managed by Forward Management with an investment strategy similar to the Fund and compared the performance of the composite with benchmark indexes and applicable peer group data.  After reviewing Forward Management’s short and long-term investment performance, their experience managing other mutual funds, their historical investment performance, and other factors, the Board of Trustees concluded that the investment performance of the Fund and Forward Management was satisfactory.

3.
Costs of the services to be provided and profits to be realized by Forward Management.  In considering the costs of the services to be provided and profits to be realized by Forward Management and its affiliates from the relationship with the Fund, including any indirect benefits derived by Forward Management from the relationship with the Fund, the Trustees first noted that Forward Management’s sub-advisory fee would be equal to 0.45% of the Fund’s average daily new assets.  The Trustees considered Forward Management’s staffing, personnel, and methods of operating; the education and experience of its personnel; their compliance policies and procedures; the financial condition of the firm; and the level of commitment to the Fund by the firm and its principals; and the asset level of the Fund.  The Trustees reviewed the fees that would be paid by FolioMetrix to Forward Management under the Investment Sub-Advisory Agreement and considered whether the sub-advisory fee was sufficient to properly incentivize Forward Management.

The Trustees reviewed the financial statements for Forward Management and discussed the financial stability and profitability of the firm.  The Trustees agreed that excess profitability was not a concern at this time.  The Trustees also considered potential benefits for Forward Management in managing the Fund, including promotion of their name, the ability for Forward Management to place small accounts into the Fund, and the potential for Forward Management to generate soft dollars from certain of the Fund’s trades that may benefit their other clients as well.

The Trustees noted that FolioMetrix believes that the appointment of Forward Management as an investment sub-advisor and modification of the Fund’s investment strategy will lead to savings for the Fund.  If a sub-advisor is appointed, the Fund’s investment strategy would be modified so that the sub-advisor can seek to achieve the investment objective though direct investments in stocks rather than investments in no-load, institutional, and exchange-traded funds.  FolioMetrix represented to the Trustees that direct investments in stocks would reduce the acquired fund fees and expenses incurred by the Fund.  The Trustees discussed the prospects of such savings being achieved by the proposed changes.

The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  It was noted that the proposed management fee under the Investment Sub-Advisory Agreement, from which the sub-advisory fee would be paid, was higher than those of the comparable funds and the peer group average.  It was also noted that the Fund’s expense ratio would also be higher than those of the comparable funds and the peer group average.  The Trustees also pointed out that the Fund was much smaller than the industry average and the comparable funds that had been identified.

Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid by FolioMetrix to Forward Management were fair and reasonable in relation to the nature and quality of the services to be provided by Forward Management.

4.
Extent to which economies of scale would be realized as the Fund grows.  The Trustees reviewed the fee arrangements between FolioMetrix and Forward Management in order to evaluate the extent to which economies of scale would be realized as the Fund grows and whether the sub-advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.  The Trustees noted that the Fund had only recently commenced operations and, consequently, there was no operational history with which to evaluate the realization of economies of scale.  The Trustees reviewed the fee arrangements for breakpoints or other provisions that would allow the Funds’ shareholders to benefit from economies of scale as the Funds grow.  The Trustees determined that the maximum advisory fee and sub-advisory fee would stay the same when the Fund reaches higher asset levels and, therefore, did not reflect economies of scale.  The Trustees noted that the Fund was in a start-up phase and economies of scale were unlikely to be achievable in the near future.  It was pointed out that breakpoints in the fee arrangements could be reconsidered in the future.

(Continued)

RiskX Funds

Additional Information
(Unaudited)

The Trustees noted that the Fund will benefit from economies of scale under the agreement with the Fund’s administrator since it utilized breakpoints.  The Trustees also noted that FolioMetrix was contractually bound to make payments to the Fund’s administrator at lower asset levels in order to help limit the Fund’s expenses.  The Trustees determined that these arrangements provided potential savings for the benefit of the Funds’ investors.

Following further discussion of the Fund’s asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by Forward Management.

5.
Practices regarding brokerage and portfolio transactions.  In considering Forward Management’s practices regarding brokerage and portfolio transactions, the Trustees considered FolioMetrix’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the projected portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used; the process by which evaluations are made of the overall reasonableness of commissions paid; and the allocation of portfolio business to broker-dealers affiliated with Forward Management or to broker-dealers that provide research, statistical, or other services (soft dollars).  The Trustees considered whether such services and soft dollars provide lawful and appropriate assistance to Forward Management in the performance of its investment decision-making responsibilities.  After further review and discussion, the Board of Trustees determined that FolioMetrix’s practices regarding brokerage and portfolio transactions were satisfactory.

6.
Practices regarding conflicts of interest.  In considering Forward Management’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; the basis for soft dollar payments with broker-dealers, including any broker-dealers affiliated with Forward Management; and the substance and administration of Forward Management’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that Forward Management’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Having requested and received such information from Forward Management as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board of Trustees, including the Independent Trustees, approved the Investment Sub-Advisory Agreement and voted to recommend it to the shareholders of the ISM Dividend Income Fund for approval.

(Continued)

The RiskX Funds
are a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	FolioMetrix, LLC
116 South Franklin Street	821 Pacific Street
Post Office Drawer 4365	Omaha, Nebraska 68108
Rocky Mount, North Carolina 27803

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @: ncfunds.com	World Wide Web @: foliometrix.com

Annual Report 2013
May 31, 2013

Caritas All-Cap Growth Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Caritas All-Cap Growth Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Caritas All-Cap Growth Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the Caritas All-Cap Growth Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Caritas All-Cap Growth Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, portfolio turnover risk, small-cap and mid-cap securities risk, micro-cap securities risk, risks related to investing in other investment companies, short sales risk, investment advisor risk, and operating risk.  More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting caritascapital.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Annual Report was first distributed to shareholders on or about July 30, 2013.

For More Information on Your Caritas All-Cap Growth Fund:

See Our Web site @ caritascapital.com
or
Call Our Shareholder Services Group at 800-773-3863.

5950 Fairview Road, Suite 610-A
Charlotte, NC 28210
(704) 553-8778 ~ Fax (704) 552-8757
Email:           bfontana@caritascapital.com
www.caritascapital.com
July 1, 2013

Dear Fellow Shareholders of the Caritas All-Cap Growth Fund:

Enclosed for your review is the Annual Report for the Caritas All-Cap Growth Fund (the “Fund”) for the fiscal year ending May 31, 2013. The return for the Fund during this period was 23.82%. This compares to 23.17% for the Russell 3000 Growth Index and 27.28% for the S&P 500. Our goal each year is to deliver above market returns while taking on below market risk, and we achieved that over the past year relative to our Russell 3000 Growth benchmark.  At this point last year, we noted that we were unusually bullish on the equity markets, and that outlook did indeed prove to be correct. We are particularly pleased with this outperformance in light of such robust markets; indeed, the Fund maintained its risk-mitigation tools of relatively high cash levels and a notable hedge position via short Exchange Traded Funds (ETFs) throughout the year.  Thankfully, successful stock picking helped the Fund returns overcome these risk management tools to outperform.  The specific returns of the Fund as of June 30, 2013 are as follows:

Average Annual Total Return	One Year	Since Inception*	Net Expense Ratio**	Gross Expense Ratio***
Caritas All-Cap Growth Fund (without load)	19.68%	11.40%	1.95%	3.53%
Caritas All-Cap Growth Fund (with load)	12.80%	9.53%	1.95%	3.53%
Russell 3000 Growth Index****	17.56%	13.48%	n/a	n/a

The performance data quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Fund, including performance data current to the Fund’s most recent month-end, please visit ncfunds.com or call the Fund at (800)525-3863. Fee waivers and expenses reimbursements have positively impacted Fund performance.

*The Fund’s inception date is January 4, 2010.

**The Advisor has entered into an Operating Plan with the Administrator, through December 1, 2013, under which it has agreed to (i) make payments to the administrator based upon the Fund's net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan. These measures are intended to limit the Fund's operating expenses to 1.70% of the average daily net assets, exclusive of taxes, interest, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses. The Operating Plan can only be terminated at the conclusion of the then-current term by notice of non-renewal to a party or mutual agreement of the parties. The Advisor cannot recoup from the Fund any amounts paid under the Operating Plan.
.
***Gross expense ratio is from the Fund’s prospectus dated September 28, 2012.

****You cannot invest directly in this index.  This index does not have an investment advisor and does not pay any commissions, expenses, or taxes.  If this index did pay commissions, expenses, or taxes, its returns would be lower.

As a reminder, while we use the Fund’s benchmark to provide an objective measure of the Fund’s performance, we do not manage the Fund to any specific benchmark. The investment strategy of the Fund incorporates elements that the major benchmarks simply do not capture (i.e. hedging, periods of high levels of cash, etc.).   Our current investment philosophy is that we are in a multi-year period of returns for the equity markets that are below historical averages, and we will likely be in such a market for the next several years.  As a result, we believe that the Fund should be managed in a way that is atypical from how mutual funds have traditionally been managed.  Specifically, we believe that investors should have:

•
Sensitivity to both growth characteristics and valuation levels for individual stocks.  We seek to achieve this by focusing on a “growth at a reasonable price” (GARP) investment approach, where we look for companies across all market capitalizations with healthy growth prospects that we believe are not yet reflected in their stock prices; and

•
The ability to preserve capital in down market periods.  We seek to achieve this by buying short Exchange Traded Funds (ETFs), which typically increase in value when the market declines.  We are also willing to hold relatively high levels of cash (over 10%) if we do not find stocks that meet our investment criteria.  In addition, we focus heavily on risk/reward characteristics of each stock, and seek to purchase stocks that we believe have limited downside compared to their upside potential.

In our opinion, the equity markets thus far in 2013 have been driven by two factors: (a) the Federal Reserve’s decision to inject $85 billion a month into the US economy, which has pumped up US asset prices across many asset classes including stocks.  It remains to be seen how much longer the Fed is willing to maintain such injections into the economy, which we believe presents some risk to equity returns for the balance of the year; and (b) a lack of investment alternatives for global investors.  While not showing robust economic growth, the US economy is arguably growing much better than the rest of the world including Europe and much of Asia.  Importantly, investors seem to believe that the US economy is on the right path for improved growth in the periods ahead.  While that remains to be seen, the US appears to be viewed by global investors as the “best house in a bad neighborhood,” causing global investors to turn to US stocks for returns.  Neither of these drivers gets us excited about the outlook for US stocks.  Indeed, the Fed could begin to gradually scale back its monthly injections into the US economy at any time, and the economic challenges that the rest of the world is facing could begin to weigh on US growth prospects as well.

As for the Fund itself, the recent positive moves in the markets have made it much more challenging to find stocks that meet our risk/reward investment criteria.  Indeed, the growth outlook for the economy remains challenging, yet stock prices have risen notably over the past year.  This has caused many stocks to have uninspiring growth outlooks at stock prices that we do not believe are “reasonable.”  We will remain disciplined to our GARP investment philosophy with a focus on stocks that have attractive risk/reward characteristics.   We believe that such discipline, in combination with the hedging and relatively high cash levels, should result in attractive returns for the Fund during this period.

I invite any current or prospective shareholder to call or email me directly to discuss the Caritas All-Cap Growth Fund and our investment approach.

Very truly yours,

Bob Fontana, CFA
Caritas Capital, LLC

The views in the foregoing discussion were those of the Fund’s investment advisor as of the date set forth above and may not reflect its views on the date this Annual Report is first published or anytime thereafter.  These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

Caritas All-Cap Growth Fund

Performance Update
(Unaudited)

For the period from January 4, 2010 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

This graph assumes an initial investment of $10,000 ($9,425 after maximum sales load of 5.75%) at January 4, 2010 (Date of Initial Public Investment). All dividends and distributions are reinvested. This graph depicts the performance of the Caritas All-Cap Growth Fund versus the Russell 3000® Growth Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2013	Year	Inception	Date	Ratio*
Caritas All-Cap Growth Fund - No Sales Load	23.82%	12.09%	01/04/10	3.53%
Caritas All-Cap Growth Fund - 5.75% Maximum Sales Load	16.80%	10.15%	01/04/10	3.53%
Russell 3000® Growth Index	23.17%	14.43%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 28, 2012.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting caritascapital.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Caritas All-Cap Growth Fund

Schedule of Investments

As of May 31, 2013
		Shares	Value (note 1)

COMMON STOCKS - 82.30%

Consumer Discretionary - 19.36%
*	Ascena Retail Group, Inc.	7,200	$146,376
*	Bally Technologies, Inc.	2,700	153,765
	CBS Corp.	5,700	282,150
*	Coinstar, Inc.	2,400	139,776
*	Jarden Corp.	4,500	209,610
*	Krispy Kreme Doughnuts, Inc.	12,300	213,036
	Penske Automotive Group, Inc.	4,800	154,128
*	SHFL Entertainment, Inc.	8,000	138,048
			1,436,889
Energy - 5.72%
*	Dresser-Rand Group, Inc.	2,700	163,620
	Oceaneering International, Inc.	3,600	260,928
			424,548
Financials - 1.94%
	Marsh & McLennan Cos., Inc.	3,600	144,072
			144,072
Health Care - 9.35%
*	Align Technology, Inc.	5,700	203,775
*	Hanger, Inc.	7,000	223,370
*	Santarus, Inc.	12,000	267,240
			694,385
Industrials - 21.80%
	Allegiant Travel Co.	1,800	166,518
	Chicago Bridge & Iron Co. NV	4,200	265,860
*	EnerSys, Inc.	5,100	254,133
*	Hertz Global Holdings, Inc.	9,700	250,551
*	Kirby Corp.	2,100	163,968
	Stanley Black & Decker, Inc.	1,800	142,596
	Triumph Group, Inc.	2,700	209,655
	Wabtec Corp.	1,500	165,015
			1,618,296
Information Technology - 12.64%
*	Cree, Inc.	3,900	243,165
*	eBay, Inc.	3,900	210,990
	Microsoft Corp.	5,100	177,990
*	Semtech Corp.	4,500	164,295
*	Ultratech, Inc.	3,900	142,194
			938,634

			(Continued)

Caritas All-Cap Growth Fund

Schedule of Investments

As of May 31, 2013
				Shares	Value (note 1)

COMMON STOCKS - (Continued)

	Materials - 9.09%
		Agrium, Inc.		1,500	$138,570
	μ	BHP Billiton Ltd.		2,100	137,172
		Packaging Corp of America		4,000	196,000
	*	WR Grace & Co.		2,400	202,824
					674,566
	Telecommunication Services - 2.40%
		AT&T, Inc.		5,100	178,449
					178,449

		Total Common Stocks (Cost $4,107,533)			6,109,839

EXCHANGE TRADED PRODUCTS - 5.72%
	*	ProShares UltraShort Dow 30		3,200	110,880
	*	ProShares UltraShort MidCap 400		5,700	102,866
	*	ProShares UltraShort QQQ		4,750	108,063
	*	ProShares UltraShort Russell 2000		5,700	102,600

		Total Exchange Traded Products (Cost $524,108)			424,409

SHORT-TERM INVESTMENT - 13.14%
	§	Federated Treasury Obligations Fund, 0.01%		975,809	975,809

		Total Short-Term Investment (Cost $975,809)			975,809

TOTAL VALUE OF INVESTMENTS (Cost $5,607,450) - 101.16%					$7,510,057

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.16)%					(85,783)

NET ASSETS - 100.00%					$7,424,274

*	Non-income producing investment		μ	American Depositary Receipt
§	Represents 7 day effective yield

	The following acronym is used in this portfolio:
	NV - Naamloze Vennootschap

					(Continued)

Caritas All-Cap Growth Fund

Schedule of Investments

As of May 31, 2013

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	19.36%	$1,436,889
Energy	5.72%	424,548
Financials	1.94%	144,072
Health Care	9.35%	694,385
Industrials	21.80%	1,618,296
Information Technology	12.64%	938,634
Materials	9.09%	674,566
Telecommunication Services	2.40%	178,449
Exchange Traded Products	5.72%	424,409
Short-Term Investment	13.14%	975,809
Total	101.16%	$7,510,057

See Notes to Financial Statements

Caritas All-Cap Growth Fund

Statement of Assets and Liabilities

As of May 31, 2013

ASSETS
Investments, at value (cost $5,607,450)	$7,510,057
Receivables:
Fund shares sold	17,045
Dividends and interest	3,006
Total assets	7,530,108

LIABILITIES
Payables:
Fund shares repurchased	93,410
Distributions	2
Accrued expenses
Advisory fees	7,966
Administration fees	2,868
Distribution and service fees	1,588
Total liabilities	105,834

NET ASSETS	$7,424,274

Net Assets Consist of:
Paid in Capital	$4,739,331
Accumulated net realized gain on investments	782,336
Net unrealized appreciation on investments	1,902,607
Total Net Assets	$7,424,274

Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	517,712

Net Asset Value and Redemption Price Per Share (a)	$14.34

Maximum Offering Price Per Share ($14.34 ÷ 94.25%)	$15.21

(a)	The Fund charges a redemption fee of 2% of the amount redeemed on redemptions of fund shares occuring within 30 days following the issuance of such shares

See Notes to Financial Statements

Caritas All-Cap Growth Fund

Statement of Operations

For the fiscal year ended May 31, 2013

INVESTMENT INCOME
Dividends (net of withholding taxes of $639)	$44,586
Total Investment Income	44,586

EXPENSES
Advisory fees (note 2)	95,431
Administration fees (note 2)	34,355
Distribution and service fees (note 3)	19,086
Total Expenses	148,872

NET INVESTMENT LOSS	(104,286)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from investment transactions	912,062
Net change in unrealized appreciation on investments	842,144

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,754,206

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,649,920

See Notes to Financial Statements

Caritas All-Cap Growth Fund

Statements of Changes in Net Assets

	Year Ended	Year Ended
	May 31, 2013	May 31, 2012

OPERATIONS:
Net investment loss	$(104,286)	$(109,106)
Net realized gain from investment transactions	912,062	32,459
Change in unrealized appreciation (depreciation) on investments	842,144	(535,344)
Net increase (decrease) in net assets resulting from operations	1,649,920	(611,991)

DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gain from investment transactions	(24,267)	(163,043)
Decrease in net assets resulting from distributions	(24,267)	(163,043)

CAPITAL SHARE TRANSACTIONS:
Shares sold	1,528,275	1,866,032
Reinvested dividends and distributions	6,731	49,262
Redemption fees	69	-
Shares redeemed	(3,436,515)	(2,170,283)
Net decrease from capital share transactions	(1,901,440)	(254,989)

Net decrease in net assets	(275,787)	(1,030,023)

NET ASSETS:
Beginning of year	7,700,061	8,730,084
End of year	$7,424,274	$7,700,061

UNDISTRIBUTED NET INVESTMENT INCOME	-	-

TRANSACTIONS IN SHARES:
Shares sold	119,528	155,983
Reinvested dividends and distributions	560	4,587
Shares redeemed	(265,286)	(185,113)
Net decrease	(145,198)	(24,543)

See Notes to Financial Statements

Caritas All-Cap Growth Fund

Financial Highlights

For a share outstanding during the
fiscal year or period ended May 31,	2013		2012	2011		2010 (a)

Net asset value, beginning of period	$ 11.62		$ 12.70	$ 10.41		$ 10.00

Income (loss) from investment operations
Net investment loss	(0.20)		(0.16)	(0.11)		(0.04)
Net realized and unrealized gains
(losses) on securities	2.96		(0.68)	2.43		0.45
Total from investment operations	2.76		(0.84)	2.32		0.41

Less distributions:
From net realized gains	(0.04)		(0.24)	(0.03)		-
Total distributions	(0.04)		(0.24)	(0.03)		-

Paid in capital
From redemption fees	0.00	(g)	-	0.00	(g)	0.00	(g)
Total paid in capital	0.00		-	0.00		0.00

Net asset value, end of period	$ 14.34		$ 11.62	$ 12.70		$ 10.41

Total Return (d)(e)	23.82%		(6.47)%	22.34%		4.10%	(c)

Net assets, end of period (000's)	$ 7,424		$ 7,700	$ 8,730		$ 4,864

Ratios of:
Gross expenses to average net assets (f)(h)	1.95%		2.69%	3.61%		5.56%	(b)
Net expenses to average net assets (f)(h)	1.95%		1.95%	1.96%		1.91%	(b)
Net investment loss to average net assets	(1.37)%		(1.34)%	(1.11)%		(1.31)%	(b)

Portfolio turnover rate	60.68%		87.49%	126.59%		50.48%	(c)

(a)	For the time period from January 4, 2010 (Date of Initial Public Investment) to May 31, 2010.
(b) Annualized.
(c) Not annualized.
(d) Total return does not reflect sales charge, if any.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(g) Actual amount is less than $0.01 per share.
(h)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of investment funds. The expenses of the investment funds are excluded from the Fund's expense ratio.

See Notes to Financial Statements

Caritas All-Cap Growth Fund

Notes to Financial Statements

1.  Organization and Significant Accounting Policies

The Caritas All-Cap Growth Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations on January 4, 2010. The investment objective of the Fund is to seek capital appreciation.  In order to achieve its investment objective, Caritas Capital, LLC (“Advisor”) will seek to invest primarily in a portfolio of common stocks of companies that the Advisor believes have above-average future growth potential relative to their peers.  The Advisor also anticipates hedging the Fund’s long positions in equity securities through investments in “short” exchange traded funds (“ETF’s”).  A “short” ETF is an investment that seeks to track the opposite of the performance of an index by holding in its portfolio short positions in either the contents of the index or a representative sample of the securities in the index.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Caritas All-Cap Growth Fund

Notes to Financial Statements

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of May 31, 2013 for the Fund’s assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2		Level 3
Common Stocks*	$6,109,839	$6,109,839	$-		$-
Exchange Traded Products	424,409	424,409	- -		- -
Short-Term Investment	975,809	975,809	-		- -
Total	$7,510,057	$7,510,057	$-	$	- -
*Refer to Schedule of Investments for breakdown by Industry
(a) The Fund had no significant transfers into or out of Level 1, 2, or 3 during the year ended May 31, 2013.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Fees on Redemptions
The Fund charges a redemption fee of 2.00% on redemptions of Fund shares occurring within 30 days following the issuance of such shares.  The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund’s shares.  No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties & Service Providers

Advisor
The Fund pays a monthly advisory fee to Advisor based upon the average daily net assets of the Fund and calculated at an annual rate of 1.25%.  For the fiscal year ended May 31, 2013, the Fund incurred advisory fees in the amount of $95,431.

Caritas All-Cap Growth Fund

Notes to Financial Statements

The Advisor has entered into an Operating Plan with the Administrator, under which it has agreed to (i) make payments to the administrator based upon the Fund's net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan. These measures are intended to limit the Fund's operating expenses to 1.70% of the average daily net assets, exclusive of taxes, interest, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.

Administrator
Under the terms of an Administration Agreement with the Trust, The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expenses to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.450% if the average daily net assets are under $40 million and gradually decreases to an annual rate of 0.094% once the average daily net assets reach $1.82 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; ongoing filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums. The Fund incurred $34,355 in administration fees for the fiscal year ended May 31, 2013.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Funds.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Funds’ principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund’s average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the fiscal year ended May 31, 2013, $19,086 in fees were incurred by the Fund.

Caritas All-Cap Growth Fund

Notes to Financial Statements

4.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Fiscal Year Ended	Purchases of Securities	Proceeds from Sales of Securities
May 31, 2013	$4,109,762	$5,979,625

There were no long-term purchases or sales of U.S Government Obligations during the fiscal year ended May 31, 2013.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund’s tax positions to be taken on federal income tax returns for the open tax years of 2010, 2011, and 2012, and as of and during the fiscal year ended May 31, 2013, determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year, the Fund did not incur any interest or penalties.

Reclassifications to paid-in capital relate primarily to differing book/tax treatment of ordinary net investment losses.  For the year ended May 31, 2013, the following reclassifications were made:
Undistributed Net Investment Income	$104,286
Accumulated Net Realized Gain on Investments	(44,958)
Paid-in Capital	(59,328)

Distributions during the fiscal years ended were characterized for tax purposes as follows:

	Distributions from
For the Fiscal Years Ended	Ordinary Income	Long-Term- Capital Gains
05/31/2013	$-	$24,267
05/31/2012	$-	$163,043

Caritas All-Cap Growth Fund

Notes to Financial Statements

At May 31, 2013, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$5,607,450

Unrealized Appreciation	$2,008,588
Unrealized Depreciation	(105,981)
Net Unrealized Appreciation	1,902,607
Undistributed Ordinary Income	1,383
Other Book/Tax Differences	780,953

Distributable Earnings	$2,684,943

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.  New Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

In January 2013, the FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.”  ASU No. 2013-01 clarifies that ordinary trade receivables and payables are not included in the scope of ASU No. 2011-11.  ASU No. 2011-11 applies only to derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and lending that are offset in accordance with specific criteria contained in the FASB Accounting Standards codification.

Management is currently evaluating the impact ASU No. 2011-11 and ASU No. 2013-01 will have on the Fund’s financial statements and disclosures.

8.  Change in Independent Registered Public Accounting Firm

On July 19, 2012, BBD, LLP was selected as the Trust’s independent registered public accounting firm for the 2013 fiscal year. The selection of BBD, LLP was recommended by the Trust’s Audit Committee, comprised of all non-interested Trustees, and was approved by the Board of Trustees. The reports of the predecessor independent registered public accounting firm, on the financial statements of the Fund for the fiscal year ended May 31, 2012, did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principle. In addition, there were no disagreements between the Trust and the predecessor auditor on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of the predecessor auditor would have caused them to make reference to the disagreement in their reports on the financial statements for such period.

Caritas All-Cap Growth Fund

Notes to Financial Statements

9.  Subsequent Events

Upon recommendation of the Advisor, the Trust’s Board of Trustees has voted in favor of a proposal to close and liquidate the Fund.  The Advisor has determined that it is no longer economically viable to continue operating the Fund in view of its size and future prospects for growth.  The liquidation is expected to be completed on or about August 30, 2013.

In preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments in addition to the disclosure above.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Caritas All-Cap Growth Fund  and
The Board of Trustees of the Starboard Investment Trust

We have audited the accompanying statement of assets and liabilities of Caritas All-Cap Growth Fund (the "Fund"), a series of shares of beneficial interest of the Starboard Investment Trust, including the schedule of investments, as of May 31, 2013, the related statements of operations and changes in net assets and the financial highlights for the year then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended May 31, 2012 and the financial highlights for each of the periods presented in the period January 24, 2010 to May 31, 2012 have been audited by other auditors, whose report dated July 26, 2012, expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2013 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Caritas All-Cap Growth Fund as of May 31, 2013, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
July 29, 2013

Caritas All-Cap Growth Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal year ended May 31, 2013.

During the fiscal year, the fund paid a long-term capital gain distribution in the amount of $24,267.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Caritas All-Cap Growth Fund

Additional Information
(Unaudited)

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period*
Actual	$1,000.00	$1,194.00	$10.67
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.21	$9.80
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

5.	Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees each received aggregate compensation of $2,000 during the fiscal year ended May 31, 2013 for their services to the Fund and Trust.

Caritas All-Cap Growth Fund

Additional Information
(Unaudited)

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Jack E. Brinson Age: 81	Independent Trustee	Since 7/09	Retired; previously, President of Brinson Investment Co. (personal investments) and President of Brinson Chevrolet, Inc. (auto dealership).	23
Independent Trustee of Brown Capital Management Funds for its three series, DGHM Investment Trust for its two series, Gardner Lewis Investment Trust for its two series, Hillman Capital Management Investment Trust for its one series, and Tilson Investment Trust for its two series (all registered investment companies); previously, Independent Trustee of de Leon Funds Trust for its one series from 2000 to 2005, Giordano Investment Trust for its one series during 2011, and New Providence Investment Trust for its one series from inception until 2011 (all registered investment companies).

Michael G. Mosley Age: 60	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	23	None.
Theo H. Pitt, Jr. Age: 77	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001; Account Administrator, Holden Wealth Management Group of Wachovia Securities (money management firm) from 2003-2008.	23
Independent Trustee of DGHM Investment Trust for its two series, Gardner Lewis Investment Trust for its two series, Hanna Investment Trust for its one series, and  Hillman Capital Management Investment Trust for its one series (all registered investment companies); previously, Independent Trustee of, NCM Capital Investment Trust for its one series from 2007 to 2009, New Providence Investment Trust from 2008 to 2009, and Tilson Investment Trust for its two series from 2004 to 2009 (all registered investment companies).

Caritas All-Cap Growth Fund

Additional Information
(Unaudited)

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
James H. Speed, Jr. Age: 60	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	President and CEO of NC Mutual Insurance Company (insurance company) since 2003; President of Speed Financial Group, Inc. (consulting and private investments) from 2000 to 2003.	23
Independent Trustee of the following Brown Capital Management Funds for its three series, Hillman Capital Management Investment Trust for its one series, and Tilson Investment Trust for its one series (all registered investment companies).  Member of Board of Directors of NC Mutual Life Insurance Company.  Member of Board of Directors of M&F Bancorp.  Previously, Independent Trustee of New Providence Investment Trust for its one series from 2009 until 2011 (registered investment company).

J. Buckley Strandberg Age: 53	Independent Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management) since 1982.	23	None.
Other Officers
Robert G. Fontana Age: 43 5950 Fairview Road Suite 610-A Charlotte, NC 28210	President and Treasurer (Caritas All-Cap Growth Fund)	Since 7/09
President and CIO of Caritas Capital, LLC (advisor to the Caritas All-Cap Growth Fund) since 2009; Portfolio Manager for Portfolio Capital Management (investment management) since 2006; previously, Portfolio Manager for Covenant Capital, LLC (investment management).
				n/a	n/a
T. Lee Hale, Jr. Age: 35	Chief Compliance Officer; Assistant Treasurer; Treasurer (Matisse Discounted Closed-End Fund Strategy	Since 7/09, 4/10, and 5/12	Financial Reporting Manager for The Nottingham Company (fund administrator) since 2009; previously, principal of Lee Hale Contracting (marine industry consulting).	n/a	n/a
A. Vason Hamrick Age: 36	Secretary	Since 7/09	Corporate Counsel for The Nottingham Company since 2004.	n/a	n/a

Caritas All-Cap Growth Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services, LLC	Caritas Capital, LLC
116 South Franklin Street	5950 Fairview Road
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Suite 610-A Charlotte, North Carolina 28210

Telephone: 800-773-3863	Telephone: 704-553-8778

World Wide Web @: ncfunds.com	World Wide Web @: caritascapital.com

Annual Report 2013
May 31, 2013

Presidio Multi-Strategy Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Presidio Multi-Strategy Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Presidio Multi-Strategy Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the Presidio Multi-Strategy Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Presidio Multi-Strategy Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, common stocks, large-cap securities risk, small-cap and mid-cap securities risk, risks from other investment companies, fixed income risk, corporate debt securities risk, convertible securities risk, high-yield risk, ETN risk, sector risk, derivative risk, risks from purchasing options, risks from writing options, short sales risk, foreign investment risk, currency risk, investment advisor risk, and operating risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Annual Report was first distributed to shareholders on or about July 30, 2013.

For More Information on Your Presidio Multi-Strategy Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

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Dear Fellow Shareholders of the Presidio Multi-Strategy Fund:

Enclosed for your review is the Annual Report for the Presidio Multi-Strategy Fund (the “Fund”) for the twelve month period ending May 31, 2013.  The Fund returned -2.27%1 vs. the benchmark (50% S&P 500 Total Return Index and 50% Barclays Capital Aggregate Bond Index2) return of +15.03%, with an annualized volatility of 4.88%3 and a beta of 0.175 over this horizon.

The last year (and particularly the more recent months) has been a difficult period for our strategy and other funds operating in this space.  Our portfolio was down 2.27% for the 1 year ending 5/31/13, and -5.5% for the month of May, due namely to the extraordinary swift and violent move in market interest rates that affected nearly every credit and interest sensitive asset.

Interest rate volatility was at extremely high levels in May, with 10-yr. rates moving from 1.66% at the start of the month to end at 2.16%, which translates to a 30% intramonth move.  To put this in context, the historical monthly volatility of 10-year rates has been 4.5% (meaning that we’d normally expect interest rates to move by +/-4.5% in any month, with 68% confidence, or by +/-9% in any month with 95% confidence).  May’s move was a 6 – 7 standard deviation event that is expected to occur ‘once in a blue moon’.  This interest rate volatility negatively affected nearly every yielding asset – from high yield, to REIT’s, to investment grade bonds, to sovereign debt and even high-yielding stocks.  Gold and commodities were also impacted.  Other than investment grade and sovereign bonds, most other assets like High Yield, REIT's, Gold and Commodities have historically shown very little sensitivity to broad interest rate movements.   Since our portfolio has significant exposure to these assets (particularly in the form of long-short, where we are long these assets and short equity beta), they were the primary contributors to the month’s (and 1-year) performance.  Similar strategies that focus on broad risk diversification and alternative betas were also hit hard in May (e.g. AQR’s Risk Parity, Salient Risk Parity, etc.).

Though we don’t anticipate a 6-7 standard deviation move in interest rates to be the norm, if there is one silver-lining in this move up in rates, is that our investments are being reinvested at higher rates.  This has been a very difficult month for us, and to say that we are disappointed with our performance is an understatement.

Risk, Return and Correlation Statistics since inception (July 7, 2010) through May 31, 2013:

Presidio Multi-Strategy Fund	50% S&P 500 Total Return Index, 50% Barclays Aggregate Bond Index
Net Return	1.23%1	10.6%
Realized Volatility	7.0%3	7.9%
Realized Correlation to S&P 500 Total Return Index	0.604	0.98
Realized Beta to S&P 500 Total Return Index	0.225	0.46

Please see the table below for the Fund’s historical performance information as of June 30, 2013.

Average Annual Total Returns		Past 1 Year		Since Inception*	Net	Gross
Period Ended June 30, 2013 (Unaudited)	Past 1 Year	Sales Load Included	Since Inception*	Sales Load Included	Expense Ratio**	Expense Ratio***
Presidio Multi-Strategy Fund	-9.35%	-13.20%	-0.87%	-2.30%	3.45%	3.51%
50% S&P 500 Total Return Index / 50% Barclays Aggregate Bond Index	10.92%		10.90%

The performance data quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain more current performance data regarding the Fund, including performance data current to the Fund’s most recent month-end, please visit ncfunds.com or call the Fund at 800-773-3863. Fee waivers and expenses reimbursements have positively impacted Fund performance.

*The Fund’s inception date is July 7, 2010.

** The Advisor has entered into an Operating Plan with the Administrator through October 1, 2013, under which it has agreed to assume certain expenses of the Administrator to the extent the operating expenses exceed 1.50% of the average daily net assets of the Fund, exclusive of amounts payable

3

under a Rule 12b-1 distribution plan, acquired fund fees and expenses, and extraordinary expenses. The Operating Plan can only be terminated at the conclusion of the then-current term by notice of non-renewal to a party or mutual agreement of the parties.

***Gross expense ratio is from the Fund’s prospectus dated September 28, 2012.

With warmest regards,

Matthew R. Lee
Presidio Capital Investments, LLC

The views in the foregoing discussion were those of the Fund’s investment advisor as of the date set forth above and may not reflect its views on the date this Annual Report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s Prospectus contains this and other important information. For information on the Fund’s expense ratio, please see the Financial Highlights Table found within the accompanying Annual Report.

1) The performance data quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain more current performance data regarding the Fund, including performance data current to the Fund’s most recent month-end, please visit ncfunds.com or call the Fund at 800-773-3863. Fee waivers and expenses reimbursements have positively impacted Fund performance. The performance information presented is not inclusive of sales charge and if adjusted for sales charges, performance quoted would be reduced.

2) The S&P 500 Total Return Index is a market capitalization weighted index that is widely used as a barometer of U.S. stock market performance. The S&P 500 Total Return Index provides investors with a price-plus gross cash dividend return of the companies represented in the S&P 500 Total Return Index. The Barclays Capital Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities. You cannot invest directly in these indices. These indices do not have investment advisors and do not pay any commissions, expenses, or taxes. If these indices did pay commissions, expenses, or taxes, their returns would be lower.

3) Realized volatility is measured as annualized standard deviation and is considered a measure of risk. Annualized standard deviation is calculated using standard methodology of taking the standard deviation of realized daily returns multiplied by the square root of the number of trading days in a year (assumed at 250). Volatility is a statistical measure that provides an estimate of the dispersion (or range) of potential returns. Investors should be aware that volatility estimates, like any other “statistics”, are not constant, and that they may change as the capital markets change and as the composition of the underlying portfolio changes.

4) Correlation is computed into what is known as the correlation coefficient, which ranges between -1 and +1. Perfect positive correlation (a correlation co-efficient of +1) implies that as one security moves, either up or down, the other security will move by an equal amount in the same direction. Alternatively, perfect negative correlation means that if one security moves in either direction the security that is perfectly negatively correlated will move by an equal amount in the opposite direction. If the correlation is 0, the movements of the securities are said to have no correlation; they are completely random.

5) Beta is a measure of the price sensitivity of an asset (or portfolio) to the broader market, and is also considered a risk statistic. Beta was calculated by regressing the daily returns of the fund and daily returns of the S&P 500 Total Return Index(for the time period from fund inception through 5/31/13). Investors should be aware that volatility estimates, like any other “statistics”, are not constant, and that they may change as the capital markets change and as the composition of the underlying portfolio changes.

4

Presidio Multi-Strategy Fund

Performance Update (Unaudited)

For the period from July 7, 2010 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

This graph assumes an initial investment of $10,000 ($9,575 after maximum sales load of 4.25%) at July 7, 2010 (Date of Initial Public Investment). All dividends and distributions are reinvested. This graph depicts the performance of the Presidio Multi-Strategy Fund versus 50% S&P 500 Total Return Index, and 50% Barclays Capital Aggregate Bond Index, and the HFRX Global Hedge Fund Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged.  The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2013	Year	Inception	Date	Ratio*
Presidio Multi-Strategy Fund	-2.27%	1.23%	07/07/10	3.51%
Presidio Multi-Strategy Fund - 4.25% Maximum Sales Load	-6.87%	-0.27%	07/07/10	3.51%
50% S&P 500 Total Return Index, and
50% Barclays Capital Aggregate Bond Index	15.03%	11.78%	N/A	N/A
HFRX Global Hedge Fund Index	6.60%	1.75%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 28, 2012.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

5

Presidio Multi-Strategy Fund

Schedule of Investments

As of May 31, 2013
		Shares	Value (note 1)

EXCHANGE TRADED PRODUCTS - 102.77%
†	Alerian MLP ETF	1,300	$22,614
†	Energy Select Sector SPDR Fund	3,500	281,750
†	iShares Barclays 1-3 Year Treasury Bond Fund	50	4,219
†	iShares Barclays 20+ Year Treasury Bond Fund	500	57,225
†	iShares Barclays 7-10 Year Treasury Bond Fund	4,100	431,812
†	iShares Core S&P Mid-Cap ETF	3,700	437,821
†	iShares Core Total US Bond Market ETF	3,300	360,063
†	iShares Dow Jones US Real Estate Index Fund	4,000	274,760
†	iShares iBoxx $ High Yield Corporate Bond Fund	11,075	1,029,089
†	iShares iBoxx Investment Grade Corporate Bond Fund	15,750	1,856,138
†	iShares JPMorgan USD Emerging Markets Bond Fund	1,100	126,533
†	iShares MSCI EAFE Index Fund	900	54,063
†	iShares MSCI Emerging Markets Index Fund	3,900	160,661
†	iShares Russell 2000 Index Fund	950	92,910
†	iShares Russell 2000 Value Index Fund	4,400	379,808
†	iShares S&P National Municipal Bond Fund	100	10,819
*†	iShares Silver Trust	2,500	53,587
†	SPDR Barclays Convertible Securities ETF	26,850	1,176,030
†	SPDR Barclays High Yield Bond ETF	27,609	1,120,373
†	SPDR Barclays International Treasury Bond ETF	2,000	114,700
†	SPDR S&P 500 ETF Trust	500	81,722
†	SPDR S&P Global Natural Resources ETF	2,800	135,800
†	SPDR S&P MidCap 400 ETF Trust	1,550	334,490
†	Vanguard FTSE Emerging Markets ETF	4,900	203,541
†	Vanguard REIT ETF	2,550	180,489
†	Vanguard Small-Cap Value ETF	4,850	411,183
†	Vanguard Total Bond Market ETF	3,250	267,800
*†	WisdomTree Emerging Currency Fund	1,700	34,714

	Total Exchange Traded Products (Cost $8,861,818)		9,694,714

COMMON STOCKS - 1.72%

Consumer Discretionary - 0.15%
†	McDonald's Corp.	50	4,829
†	NIKE, Inc.	100	6,166
†	Omnicom Group, Inc.	50	3,106
			14,101
Consumer Staples - 0.36%
†	Altria Group, Inc.	50	1,805
†	Brown-Forman Corp.	75	5,161
†	McCormick & Co., Inc.	50	3,454

			(Continued)

6

Presidio Multi-Strategy Fund

Schedule of Investments

As of May 31, 2013
		Shares	Value (note 1)

Consumer Staples - continued
†	PepsiCo, Inc.	50	$4,039
†	Philip Morris International, Inc.	50	4,545
†	The Coca-Cola Co.	100	3,999
†	The Procter & Gamble Co.	50	3,838
†	Wal-Mart Stores, Inc.	100	7,484
			34,325
Energy - 0.05%
†	Exxon Mobil Corp.	50	4,524
			4,524
Financials - 0.06%
*†	Berkshire Hathaway, Inc.	50	5,703
			5,703
Health Care - 0.49%
†	Abbott Laboratories	50	1,833
†	AbbVie, Inc.	50	2,135
†	Becton Dickinson and Co.	50	4,931
†µ	GlaxoSmithKline PLC	50	2,588
†	Johnson & Johnson	100	8,418
†	Medtronic, Inc.	50	2,551
†	Merck & Co., Inc.	50	2,335
†µ	Novo Nordisk A/S	50	8,055
†	Pfizer, Inc.	250	6,807
†	Stryker Corp.	50	3,320
*†	Varian Medical Systems, Inc.	50	3,350
			46,323
Industrials - 0.15%
†	3M Co.	50	5,514
†	General Dynamics Corp.	50	3,855
†	United Technologies Corp.	50	4,745
			14,114

Information Technology - 0.46%
*†	Adobe Systems, Inc.	200	8,582
†	Automatic Data Processing, Inc.	50	3,436
†	Cisco Systems, Inc.	100	2,412
†	FactSet Research Systems, Inc.	50	4,909
†	Microsoft Corp.	250	8,725
†	Oracle Corp.	250	8,445
†	Paychex, Inc.	100	3,723
†	QUALCOMM, Inc.	50	3,174
			43,406

	Total Common Stocks (Cost $114,698)		162,496
			(Continued)

7

Presidio Multi-Strategy Fund

Schedule of Investments

As of May 31, 2013
		Number of Contracts1	Exercise Price	Expiration Date	Value (note 1)

PUT OPTIONS PURCHASED - 0.15%
*	iShares Barclays 20+ Year Treasury Bond Fund	45	$91.00	6/22/2013	$158
*	iShares Barclays 20+ Year Treasury Bond Fund	150	99.00	6/22/2013	750
*	iShares Barclays 7-10 Year Treasury Bond Fund	70	90.00	6/22/2013	350
*	PowerShares DB US Dollar Index Bullish Fund	200	12.00	6/22/2013	400
*	SPDR S&P 500 ETF Trust	150	118.00	6/22/2013	150
*	SPDR S&P 500 ETF Trust	120	148.00	6/22/2013	2,520
*	SPDR S&P 500 ETF Trust	120	156.00	6/22/2013	8,040
*	SPDR S&P 500 ETF Trust	50	130.00	7/20/2013	450
*	SPDR S&P 500 ETF Trust	50	140.00	7/20/2013	1,400

	Total Put Options Purchased (Cost $163,767)				14,218

CALL OPTIONS PURCHASED - 1.82%
*	Apple, Inc.	5	395.00	6/22/2013	27,700
*	Apple, Inc.	5	445.00	8/17/2013	12,500
*	Energy Select Sector SPDR Fund	52	75.00	6/22/2013	36,452
*	Freeport-McMoRan Copper & Gold, Inc.	50	31.00	7/20/2013	6,750
*	iShares Barclays 7-10 Year Treasury Bond Fund	70	107.00	6/22/2013	875
*	iShares Dow Jones US Real Estate Index Fund	59	67.00	6/22/2013	15,163
*	iShares Dow Jones US Real Estate Index Fund	25	69.00	6/22/2013	2,925
*	iShares Dow Jones US Real Estate Index Fund	5	70.00	7/20/2013	425
*	iShares iBoxx $ High Yield Corporate Bond Fund	21	95.00	6/22/2013	210
*	iShares MSCI Emerging Markets Index Fund	70	43.00	6/22/2013	980
*	iShares MSCI Emerging Markets Index Fund	85	44.50	6/22/2013	340
*	iShares Russell 2000 Value Index Fund	10	79.00	8/17/2013	8,650
*	iShares Silver Trust	45	28.00	6/22/2013	45
*	iShares Silver Trust	6	21.00	7/20/2013	750
*	PowerShares DB US Dollar Index Bullish Fund	200	22.00	6/22/2013	12,000
*	SPDR Dow Jones Industrial Average ETF Trust	12	145.00	6/22/2013	9,408
*	SPDR Gold Trust	50	154.00	6/22/2013	50
*	SPDR Gold Trust	15	135.00	7/20/2013	5,100
*	SPDR S&P 500 ETF Trust	30	157.00	6/22/2013	21,270
*	SPDR S&P 500 ETF Trust	150	180.00	6/22/2013	300
*	SPDR S&P 500 ETF Trust	150	184.00	6/22/2013	75
*	SPDR S&P 500 ETF Trust	45	165.00	7/20/2013	10,080

	Total Call Options Purchased (Cost $183,202)				172,048

					(Continued)

8

Presidio Multi-Strategy Fund

Schedule of Investments

As of May 31, 2013
			Shares	Value (note 1)

CLOSED-END FUND - 1.48%
†	Kayne Anderson Midstream/Energy Fund, Inc.		4,000	$139,200

	Total Closed-End Fund (Cost $102,457)			139,200

SHORT-TERM INVESTMENT - 6.39%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%			602,355

	Total Short-Term Investment (Cost $602,355)			602,355

Total Value of Investments (Cost $10,028,297) - 114.33%				$10,785,031

Liabilities in Excess of Other Assets - (14.33)%				(1,351,709)

Net Assets - 100%				$9,433,322

*	Non-income producing investment
†	Portion of security pledged as collateral for options written
§	Represents 7 day effective yield
μ	American Depositary Receipt
1	One contract is equivalent to 100 shares of common stock

	The following acronym is used in this portfolio:
	PLC - Public Limited Company

	Summary of Investments
		% of Net
		Assets	Value
	Exchange Traded Products	102.77%	$9,694,714
	Consumer Discretionary	0.15%	14,101
	Consumer Staples	0.36%	34,325
	Energy	0.05%	4,524
	Financials	0.06%	5,703
	Health Care	0.49%	46,323
	Industrials	0.15%	14,114
	Information Technology	0.46%	43,406
	Put Options Purchased	0.15%	14,218
	Call Options Purchased	1.82%	172,048
	Closed End Fund	1.48%	139,200
	Short-Term Investment	6.39%	602,355
	Total	114.33%	$10,785,031

				(Continued)

9

Presidio Multi-Strategy Fund

Schedule of Options Written and Securities Sold Short

As of May 31, 2013
	Number of Contracts1	Exercise Price	Expiration Date	Value (note 1)

CALL OPTIONS WRITTEN - (3.37%)
Apple, Inc.	5	$480.00	8/17/2013	$5,660
SPDR S&P 500 ETF Trust	120	148.00	6/22/2013	203,400
SPDR S&P 500 ETF Trust	120	156.00	6/22/2013	109,080

Total Call Options Written (Premiums Received $113,329)				$318,140

PUT OPTIONS WRITTEN - (3.68%)
Apple, Inc.	5	395.00	6/22/2013	$260
Apple, Inc.	5	405.00	8/17/2013	3,800
Energy Select Sector SPDR Fund	52	75.00	6/22/2013	1,352
Freeport-McMoRan Copper & Gold, Inc.	50	31.00	7/20/2013	7,900
iShares Barclays 20+ Year Treasury Bond Fund	10	114.00	6/22/2013	1,630
iShares Barclays 20+ Year Treasury Bond Fund	10	115.00	6/22/2013	2,150
iShares Barclays 20+ Year Treasury Bond Fund	65	116.00	6/22/2013	18,200
iShares Barclays 20+ Year Treasury Bond Fund	75	117.00	6/22/2013	25,875
iShares Barclays 20+ Year Treasury Bond Fund	15	119.00	6/22/2013	7,725
iShares Barclays 20+ Year Treasury Bond Fund	15	121.00	6/22/2013	10,335
iShares Barclays 20+ Year Treasury Bond Fund	4	123.00	6/22/2013	3,550
iShares Barclays 7-10 Year Treasury Bond Fund	70	107.00	6/22/2013	14,175
iShares Dow Jones US Real Estate Index Fund	59	67.00	6/22/2013	3,599
iShares Dow Jones US Real Estate Index Fund	25	69.00	6/22/2013	3,275
iShares Dow Jones US Real Estate Index Fund	5	70.00	7/20/2013	1,380
iShares iBoxx $ High Yield Corporate Bond Fund	21	95.00	6/22/2013	5,040
iShares iBoxx Investment Grade Corp. Bond Fund	90	120.00	6/22/2013	19,800
iShares MSCI Emerging Markets Index Fund	70	43.00	6/22/2013	13,440
iShares MSCI Emerging Markets Index Fund	85	44.50	6/22/2013	28,475
iShares Russell 2000 Value Index Fund	10	79.00	8/17/2013	1,075
iShares Silver Trust	45	28.00	6/22/2013	29,475
iShares Silver Trust	6	21.00	7/20/2013	468
PowerShares DB US Dollar Index Bullish Fund	200	22.00	6/22/2013	200
SPDR Barclays High Yield Bond ETF	5	41.00	6/22/2013	300
SPDR Dow Jones Industrial Average ETF Trust	12	145.00	6/22/2013	612
SPDR Gold Trust	10	122.00	6/22/2013	280
SPDR Gold Trust	10	125.00	6/22/2013	570
SPDR Gold Trust	50	154.00	6/22/2013	100,500
SPDR Gold Trust	15	135.00	7/20/2013	6,600
SPDR S&P 500 ETF Trust	75	128.00	6/22/2013	150
SPDR S&P 500 ETF Trust	30	157.00	6/22/2013	2,490

				(Continued)

10

Presidio Multi-Strategy Fund

Schedule of Options Written and Securities Sold Short

As of May 31, 2013
	Number of Contracts1	Exercise Price	Expiration Date	Value (note 1)

PUT OPTIONS WRITTEN - continued
SPDR S&P 500 ETF Trust	60	$162.00	6/22/2013	$12,180
SPDR S&P 500 ETF Trust	45	165.00	7/20/2013	20,565

Total Put Options Written (Premiums Received $279,279)				$347,426

Total Options Written (Premiums Received $392,608)				$665,566

SECURITIES SOLD SHORT - (17.73%)

EXCHANGE TRADED PRODUCTS - (17.73%)
iShares Barclays 1-3 Year Treasury Bond Fund	3,009			$253,899
iShares Barclays 20+ Year Treasury Bond Fund	500			57,225
iShares Barclays 7-10 Year Treasury Bond Fund	5,450			573,994
iShares Russell 2000 Index Fund	2,200			215,160
SPDR S&P 500 ETF Trust	3,500			572,058

Total Securities Sold Short (Proceeds Received $1,563,355)				$1,672,336

1	One contract is equivalent to 100 shares of common stock

See Notes to Financial Statements

11

Presidio Multi-Strategy Fund

Statement of Assets and Liabilities

As of May 31, 2013

Assets:
Investments, at value (cost $10,028,297)	$10,785,031
Due from Administrator	10,683
Receivables:
Investments sold	1,572,486
Fund shares sold	12,892
Dividends and interest	501

Total assets	12,381,593

Liabilities:

Call Options written, at value (premiums received $113,329)	318,140
Put Options written, at value (premiums received $279,279)	347,426
Securities sold short, at value (proceeds received $1,563,355)	1,672,336
Payables:
Fund shares repurchased	32,211
Accrued expenses
Advisory fees	8,646
Administration fees	4,323
Other expenses	2,777
Due to Broker	562,412

Total liabilities	2,948,271

Net Assets	$9,433,322

Net Assets Consist of:
Paid in Capital	$10,029,935
Accumulated net realized loss on investments	(971,408)
Net unrealized appreciation on investments	374,795

Total Net Assets	$9,433,322
Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	976,169
Net Asset Value and Redemption Price Per Share (a)	$9.66

Maximum Offering Price Per Share ($9.66 ÷ 95.75%)	$10.09

(a)	The fund charges a 2% redemption fee on redemptions made within 30 days of initial purchase.

See Notes to Financial Statements

12

Presidio Multi-Strategy Fund

Statement of Operations

For the fiscal year ended May 31, 2013

Investment Income:
Dividends (net of foreign tax of $42)	$373,823

Total Investment Income	373,823

Expenses:
Advisory fees (note 2)	101,510
Administration fees (note 2)	50,755
Interest expense	38,135
Distribution and service fees (note 3)	25,378
Dividend expenses	45,548

Total Expenses	261,326

Net Investment Income	112,497

Realized and Unrealized Gain (Loss) on Investments, Options Written, and Securities Sold Short:

Net realized gain (loss) from:
Investments	(819,505)
Securities Sold Short	(125,461)
Options Written	262,246
Capital gain distributions from underlying funds	1,537
Total net realized loss	(681,183)

Change in unrealized appreciation (depreciation) on:
Investments	634,761
Securities Sold Short	13,203
Options Written	(330,696)
Total change in unrealized appreciation	317,268

Net Realized and Unrealized Loss on Investments	(363,915)

Net Decrease in Net Assets Resulting from Operations	$(251,418)

See Notes to Financial Statements

13

Presidio Multi-Strategy Fund

Statements of Changes in Net Assets

For the fiscal year ended May 31,	2013	2012

Operations:
Net investment income	$112,497	$58,277	(a)
Net realized loss from investments, options written and securities sold short	(681,183)	(259,589)
Net change in unrealized appreciation (depreciation) on investments,
options written and securities sold short	317,268	(54,554)

Net Decrease in Net Assets Resulting from Operations	(251,418)	(255,866)	(a)

Distributions to Shareholders From:
Net investment income	(146,471)	(130,095)
Net realized gain from investment transactions	(32,155)	(95)

Decrease in Net Assets Resulting from Distributions	(178,626)	(130,190)

Shares of Beneficial Interest Transactions:
Shares sold	6,584,195	3,090,462
Reinvested dividends and distributions	167,792	113,770
Shares repurchased	(3,731,562)	(619,487)

Increase from Shares of Beneficial Interest Transactions	3,020,425	2,584,745

Net Increase in Net Assets	2,590,381	2,198,689	(a)

Net Assets:
Beginning of year	6,842,941	4,644,252
End of year	$9,433,322	$6,842,941	(a)

Undistributed Net Investment Income	$-	$58,278	(a)

Share Information:
Shares Sold	641,274	293,900
Reinvested dividends and distributions	16,073	11,121
Shares repurchased	(361,837)	(59,194)
Net Increase in Shares	295,510	245,827
Shares Outstanding, Beginning of Year	680,659	434,832
Shares Outstanding, End of Year	976,169	680,659

(a)	Net investment income, Net Decrease in Net Assets Resulting from Operations, Net Increase in Net Assets,
Net Assets (End of Year), and Undistributed Net Investment Income for the year ended May 31, 2012 were restated. See Note 7 for more information.

See Notes to Financial Statements

14

Presidio Multi-Strategy Fund

Financial Highlights

For a share outstanding during the
fiscal year or period ended May 31,	2013	2012		2011 (a)

Net Asset Value, Beginning of Period	$10.05	$10.68		$10.00

Income (Loss) from Investment Operations
Net investment income	0.11	0.10	(i)	0.09
Net realized and unrealized gain (loss) on investments,
options written and securities sold short	(0.33)	(0.51)		0.87

Total from Investment Operations	(0.22)	(0.41)	(i)	0.96

Less Distributions:
From net investment income	(0.14)	(0.22)		(0.05)
From net realized gain from investment transactions	(0.03)	(0.00)	(f)	(0.23)

Total Distributions	(0.17)	(0.22)		(0.28)

Net Asset Value, End of Period	$9.66	$10.05	(i)	$10.68

Total Return (d)(e)	(2.27)%	(3.87)%	(i)	9.74%	(c)

Net Assets, End of Period (in thousands)	$9,433	$6,843	(i)	$4,644
Average Net Assets for the Period (in thousands)	$10,158	$5,897	(i)	$3,405

Ratios of:
Total Expenses to Average Net Assets (g)	2.57%	2.86%	(i)	1.74%	(b)
Total Expenses to Average Net Assets, excluding dividend
and interest expense (g)	1.75%	1.76%		1.74%	(b)
Net Investment Income to Average Net Assets (h)	1.11%	0.99%	(i)	1.24%	(b)

Portfolio turnover rate	51.25%	4.90%		51.01%	(c)

(a)	For the period from July 7, 2010 (Date of Initial Public Investment) to May 31, 2011.
(b) Annualized.
(c) Not annualized.
(d) Total return does not reflect sales charge, if any.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f) Actual amount is less than $0.01 per share
(g)	Does not include expenses of the investment companies in which the Fund invests.
(h)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(i)	Net investment income, Total from Investment Operations, Net Asset Value End of Period, Total Return, Net Assets
End of Period, Average Net Assets for the Period, Total Expenses to Average Net Assets, and Net Investment Income to
to Average Net Assets for the year ended May 31, 2012 were restated. See Note 7 for more information.

See Notes to Financial Statements

15

Presidio Multi-Strategy Fund

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

The Presidio Multi-Strategy Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.  The investment objective of the Fund is to seek capital appreciation without regard to current income.

The Fund’s investment advisor, Presidio Capital Investments, LLC (the “Advisor”), seeks to achieve the Fund’s investment objective by investing in a globally diversified portfolio of (i) domestic and foreign equity securities, (ii) domestic and foreign government and corporate debt securities, including Exchange Traded Notes (“ETNs”) and “junk bonds” and (iii) options and futures on currencies and commodities. The Fund may invest in these securities directly or indirectly through investments in other investment companies including Exchange Traded Funds (“ETFs”). The Fund’s investment policy may be changed without shareholder approval upon prior written notice to shareholders.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4:00 p.m. Eastern Time (the “Valuation Time”).  For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option.  Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time.  If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

(Continued)

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Presidio Multi-Strategy Fund

Notes to Financial Statements

Securities Sold Short
The Fund may sell a security short to increase investment returns. The Fund may also sell a security short in anticipation of a decline in the market value of a security. A short sale is a transaction in which the Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at market price at the time of replacement; the price may be higher or lower than the price at which the Fund sold the security. The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates.

Until the Fund replaces the borrowed security, the Fund will maintain on its books and records cash and long securities to sufficiently cover its short position on a daily basis. The collateral for the securities sold short includes securities held long as shown on the Schedule of Investments. Dividends paid on securities sold short are recorded as an expense on the Fund's Statement of Operations.

Purchased Options
When the Fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Option Writing
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

(Continued)

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Presidio Multi-Strategy Fund

Notes to Financial Statements

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of May 31, 2013 for the Fund’s investments measured at fair value:

Investments in Securities	Total	Level 1	Level 2	Level 3
Assets
Exchange Traded Products	$9,694,714	$9,694,714	$-	$-
Common Stocks*	162,496	162,496	-	-
Put Options Purchased	14,218	12,410	1,808	-
Call Options Purchased	172,048	134,748	37,300	-
Closed-End Fund	139,200	139,200	-	-
Short-Term Investment	602,355	602,355	-	-
Total Assets	$10,785,031	$10,745,923	$39,108	$-

Liabilities
Call Options Written	$318,140	$318,140	$-	$-
Put Options Written	347,426	198,501	148,925	-
Securities Sold Short	1,672,336	1,672,336	-	-
Total Liabilities	$2,337,902	$2,188,977	$148,925	$-

*Refer to Schedule of Investments for breakdown by Industry

It’s is the Fund’s policy to recognize transfers into and out of levels at the end of the reporting period.  As described in Note 1, Option Valuation, if an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.  On May 31, 2012, these securities were traded on valuation date, therefore they were valued at Level 1. During the fiscal year ended May 31, 2013, there were several instances where the options were priced at the mean of the last quoted bid and ask prices as of the Valuation Time, and therefore, are categorized as Level 2. The Fund had no significant transfers into or out of Level 3 during the year ended May 31, 2013.

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund’s independent pricing services and the Fund’s net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets on the Statement of Assets and Liabilities.  Realized gain and loss and unrealized appreciation and depreciation on these contracts for the year are included in the Statement of Operations.

The derivative instruments outstanding as of May 31, 2013 as disclosed in the Notes to Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

(Continued)

18

Presidio Multi-Strategy Fund

Notes to Financial Statements

The following table sets forth the effect of the option contracts on the Statement of Assets and Liabilities for the fiscal year ended May 31, 2013:

Derivative Type	Location	Value
Call Options Purchased	Investments, at value	$172,048
Put Options Purchased	Investments, at value	14,218
Call Options Written	Call Options written, at value	318,140
Put Options Written	Put Options written, at value	347,426

The following table sets forth the effect of the option contracts on the Statement of Operations for the fiscal year ended May 31, 2013:

Derivative Type	Location	Gains (Losses)
Equity Contracts – purchased options	Net realized loss from investments	$(548,281)
Equity Contracts – written options	Net realized gain from options written	262,246
Equity Contracts – purchased options	Change in unrealized depreciation on investments	(197,976)
Equity Contracts – written options	Change in unrealized depreciation on options written	(330,696)

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Fees on Redemptions
The Fund charges a redemption fee of 2.00% on redemptions of Fund shares occurring within 30 days following the issuance of such shares.  The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund’s shares.  No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

(Continued)

19

Presidio Multi-Strategy Fund

Notes to Financial Statements

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee based on the Fund’s average daily net assets.  The Advisor shall receive an investment advisory fee equal to an annualized rate of 1.00% of the average daily net assets of the Fund.  The fee paid to the Advisor is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.   In accordance with these terms, the Fund incurred $101,510 in advisory fees for the fiscal year ended May 31, 2013.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.500% if the average daily net assets are under $51 million and gradually decreases to an annual rate of 0.078% if the average daily net assets are $1,095,000,000 or more.  The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Administrator, also through October 1, 2013, under which it has agreed to (i) make payments to the administrator based upon the Fund's net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan. These measures are intended to limit the Fund's operating expenses to 1.50% of the average daily net assets, exclusive of taxes, interest, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expense.

The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums. The Fund incurred $50,755 in administration fees for the fiscal year ended May 31, 2013.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

(Continued)

20

Presidio Multi-Strategy Fund

Notes to Financial Statements

Certain Trustees and officers of the Trust may also be officers of the Advisor or the Administrator.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Fund will vary.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund’s average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the fiscal year ended May 31, 2013, $25,378 in fees were incurred by the Fund.

4.	Purchases and Sales of Investment Securities

For the fiscal year ended May 31, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Fiscal Year Ended	Purchases of Securities	Proceeds from Sales of Securities
May 31, 2013	$7,176,956	$5,428,500

There were no long-term purchases or sales of U.S Government Obligations during the fiscal year ended May 31, 2013.

5.	Option Writing

Option Contracts Written for the fiscal year ended May 31, 2013	Number of Contracts	Premiums Received
Options Outstanding, Beginning of Year	743	$181,198
Options written	5,216	1,366,320
Options closed	(2,840)	(794,253)
Options expired	(1,570)	(360,657)
Options Outstanding, End of Year	1,549	$392,608

6.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The Fund has reviewed all taxable years / periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of March 31, 2013, open taxable years consisted of the taxable year / period ended May 31, 2011, May 31, 2012, and March 31, 2013. No examination of the Fund’s tax returns is currently in progress.

(Continued)

21

Presidio Multi-Strategy Fund

Notes to Financial Statements

Reclassifications to paid-in capital relate primarily to differing book/tax treatment of ordinary net investment losses.  For the year ended May 31, 2013, the following reclassifications were made:

Undistributed Net Investment Income	$(24,304)
Accumulated Net Realized Gain on Investments	32,669
Paid-in Capital	(8,365)

Distributions during the fiscal years ended were characterized for tax purposes as follows:

	Distributions from
For the Fiscal Years Ended	Ordinary Income	Long-Term Capital Gains
05/31/2013	$178,626	$-
05/31/2012	130,095	95

At May 31, 2013, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$8,049,328

Unrealized Appreciation	$1,150,623
Unrealized Depreciation	(752,822)
Net Unrealized Appreciation	397,801

Accumulated Capital Losses	(614,209)
Other Book/Tax Differences	(380,205)

Distributable Earnings	$(596,613)

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales, straddles, partnership income, and the mark to market treatment of 1256 contracts.  Accumulated capital losses noted above represent net capital loss carryovers as of May 31, 2013 that are available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions.  The Fund has $614,209 of capital loss carryforwards which have no expiration date of which $33,538 is long term.

7.	2012 Financial Statement Restatement Information

During the audit of the 2013 financial statements it was determined that the Fund had improperly accounted for interest expenses that had been disbursed from the Fund from November 2010 through November 2012.  Accordingly, the Fund has restated the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights for the fiscal year ended May 31, 2012.

(Continued)

22

Presidio Multi-Strategy Fund

Notes to Financial Statements

A summary of the effects of the restatement is as follows:

Statement of Assets and Liabilities as of May 31, 2012	Previously Reported	Restated
Prepaid expenses	$65,107	$-
Total Assets	9,245,287	9,180,180
Undistributed Net Investment Income	10,045	58,278
Total Net Assets	6,908,048	6,842,941
Net Asset Value and Redemption Price Per Share	10.15	10.05
Maximum Offering Price Per Share	10.60	10.50

Statement of Operations for the fiscal year ended May 31, 2012	Previously Reported	Restated
Interest expense	$-	$65,107
Total expenses	103,802	168,909
Net Investment Income	123,384	58,277

Statement of Changes in Net Assets for the fiscal year ended May 31, 2012	Previously Reported	Restated
Net investment income	$123,384	$58,277
Net (Decrease) Increase in Net Assets Resulting from Operations	(190,759)	(255,866)
Net Increase in Net Assets	2,263,796	2,198,689
Net Assets, End of Year	6,908,048	6,842,941
Undistributed Net Investment Income	10,045	58,278

Financial Highlights for the fiscal year ended May 31, 2012	Previously Reported	Restated
Net investment income per share	$0.19	$0.10
Total from Investment Operations per share	$(0.31)	$(0.41)
Net Asset Value, End of Period	$10.15	$10.05
Total Return	(2.93)%	(3.87)%
Net Assets, End of Period (in thousands)	$6,908	$6,843
Average Net Assets for the Period	5,938	5,897
Total Expenses to Average Net Assets	1.74%	2.86%
Net Investment Income to Average Net Assets	2.07%	0.99%

In connection with this restatement, shareholder transactions during the period of error have been analyzed to determine losses resulting from the error in the NAV.  The Fund and shareholders will be made whole for any losses that may have occurred as a result of Fund subscriptions and redemptions being transacted at an incorrect NAV.

8.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

(Continued)

23

Presidio Multi-Strategy Fund

Notes to Financial Statements

9.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

Leverage
The Fund utilizes leverage, including the use of borrowed funds, in equity trading and may use leverage as well in certain types of options, such as puts, calls, and warrants.  While such strategies and techniques increase the opportunity to achieve higher returns on amounts invested, they also substantially increase the risk of loss.

Securities sold short represent obligations of the Fund to deliver the specified security at the contracted price and, thereby, create a liability to repurchase the security in the market at prevailing prices.  Accordingly, these transactions result in off-balance sheet risk as the Fund’s satisfaction of the obligations may exceed the amount recognized in the statement of assets and liabilities.  As of May 31, 2013, there was $1,672,336 of securities sold short by the Fund.

10.	New Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

In January 2013, the FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.”  ASU No. 2013-01 clarifies that ordinary trade receivables and payables are not included in the scope of ASU No. 2011-11.  ASU No. 2011-11 applies only to derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and lending that are offset in accordance with specific criteria contained in the FASB Accounting Standards codification.

Management is currently evaluating the impact ASU No. 2011-11 and ASU No. 2013-01 will have on the Fund’s financial statements and disclosures.

11.	Borrowings

The Fund established a borrowing agreement with Goldman Sachs for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies.

Interest is based on the Federal Funds rate plus 1.25%.  The average borrowing during the fiscal year was $1,218,018, and the average interest rate during the year was 1.41%.  Interest expense is charged directly to the Fund based upon actual amounts borrowed by the Fund.  Total interest expense for the year was $38,135 as reflected in the Statement of Operations.

12.	Change in Independent Registered Public Accounting Firm

On July 19, 2012, BBD, LLP was selected as the Trust’s independent registered public accounting firm for the 2013 fiscal year. The selection of BBD, LLP was recommended by the Trust’s Audit Committee, comprised of all non-interested Trustees, and was approved by the Board of Trustees. The report of the predecessor independent registered public accounting firm, on the financial statements of the Fund for the fiscal year ended May 31, 2012, did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principle. In addition, there were no disagreements between the Trust and the predecessor auditor on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of the predecessor auditor would have caused them to make reference to the disagreement in their report on the financial statements for such period.

(Continued)

24

Presidio Multi-Strategy Fund

Notes to Financial Statements

13.	Subsequent Events

In preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments.

(Continued)

25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Presidio Multi-Strategy Fund and
The Board of Trustees of the Starboard Investment Trust

We have audited the accompanying statement of assets and liabilities of Presidio Multi-Strategy Fund (the "Fund"), a series of shares of beneficial interest of the Starboard Investment Trust, including the schedule of investments, as of May 31, 2013, and the related statements of operations and changes in net assets and the financial highlights for the year then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended May 31, 2012 and the financial highlights for each of the periods presented in the period July 7, 2010 to May 31, 2012 have been audited by other auditors, whose report dated July 23, 2012, expressed an unqualified opinion on such financial statement and financial highlights. As discussed in Note 7 to the financial statements, the Fund has adjusted its May 31, 2012 financial statements and financial highlights relating to the correction of an error. The other auditors reported on the financial statements before these adjustments.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2013 by correspondence with the custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Presidio Multi-Strategy Fund as of May 31, 2013, and the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

We also audited the adjustments to the May 31, 2012 financial statements and financial highlights to retrospectively present the correction of an error as described in Note 7. In our opinion, such adjustments are appropriate and have been properly applied. We were not engaged to audit, review, or apply any procedures to the Fund’s financial statements or financial highlights other than with respect to the adjustments and, accordingly, we do not express an opinion or any other form of assurance on the May 31, 2012 financial statements or financial highlights taken as a whole.

BBD, LLP

Philadelphia, Pennsylvania
July 30, 2013

26

Presidio Multi-Strategy Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal year ended May 31, 2013.

During the fiscal year, the Fund paid a long-term capital gain distribution of $1,403.

Individual shareholders are eligible for reduced tax rates on qualified dividend income.  For the purposes of computing the dividends eligible for reduced tax rates, all of the dividends paid by the funds from ordinary income earned during the fiscal year are considered qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends.  For the purposes of computing this exclusion, all of the dividends paid by the fund from ordinary income earned during the fiscal year represent qualifying dividends.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with

(Continued)

27

Presidio Multi-Strategy Fund

Additional Information
(Unaudited)

the 5% hypothetical examples that appear in the shareholder reports of other funds.

Presidio Multi-Strategy Fund	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$937.20	$14.49
	$1,000.00	$1,009.97	$15.04
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

5.	Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees each received aggregate compensation of $2,000.00 during the fiscal year ended May 31, 2013 from the Fund for their services to the Fund and Trust.

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Jack E. Brinson Age: 81	Independent Trustee	Since 7/09	Retired; previously, President of Brinson Investment Co. (personal investments) and President of Brinson Chevrolet, Inc. (auto dealership).	23
Independent Trustee of Brown Capital Management Funds for its three series, DGHM Investment Trust for its two series, Gardner Lewis Investment Trust for its two series, Hillman Capital Management Investment Trust for its one series, and Tilson Investment Trust for its two series (all registered investment companies); previously, Independent Trustee of de Leon Funds Trust for its one series from 2000 to 2005, Giordano Investment Trust for its one series during 2011, and New Providence Investment Trust for its one series from inception until 2011 (all registered investment companies).

(Continued)

28

Presidio Multi-Strategy Fund

Additional Information
(Unaudited)

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Michael G. Mosley Age: 60	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	23	None.
Theo H. Pitt, Jr. Age: 77	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001; Account Administrator, Holden Wealth Management Group of Wachovia Securities (money management firm) from 2003-2008.	23
Independent Trustee of DGHM Investment Trust for its two series, Gardner Lewis Investment Trust for its two series, Hanna Investment Trust for its one series, and  Hillman Capital Management Investment Trust for its one series (all registered investment companies); previously, Independent Trustee of, NCM Capital Investment Trust for its one series from 2007 to 2009, New Providence Investment Trust from 2008 to 2009, and Tilson Investment Trust for its two series from 2004 to 2009 (all registered investment companies).

James H. Speed, Jr. Age: 60	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	President and CEO of NC Mutual Insurance Company (insurance company) since 2003; President of Speed Financial Group, Inc. (consulting and private investments) from 2000 to 2003.	23
Independent Trustee of Brown Capital Management Funds for its three series, Hillman Capital Management Investment Trust for its one series, and Tilson Investment Trust for its one series (all registered investment companies).  Member of Board of Directors of NC Mutual Life Insurance Company.  Member of Board of Directors of M&F Bancorp.  Previously, Independent Trustee of New Providence Investment Trust for its one series from 2009 until 2011 (registered investment company).

J. Buckley Strandberg Age: 53	Independent Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management) since 1982.	23	None.

(Continued)

29

Presidio Multi-Strategy Fund

Additional Information
(Unaudited)

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Other Officers
Matthew R. Lee Age: 31 1777 Borel Place, Suite 415, San Mateo, CA 94402	President and Treasurer (Presidio Multi-Strategy Fund)	Since 2/10
Chief Executive Officer of Presidio Capital Investments, LLC (advisor to the Presidio Multi-Strategy Fund) since 2006;  Financial Planning Specialist with Smith Barney, a division of Citigroup Global Markets, Inc. (now known as Morgan Stanley Smith Barney) from 2004-2006; Associate at Bank of America Investments, Inc. (investment management) from 2003-2004.
				n/a	n/a
T. Lee Hale, Jr. Age: 35	Chief Compliance Officer; Assistant Treasurer; Treasurer (Matisse Discounted Closed-End Fund Strategy	Since 7/09, 4/10, and 5/12	Financial Reporting Manager for The Nottingham Company (fund administrator) since 2009; previously, principal of Lee Hale Contracting (marine industry consulting).	n/a	n/a
A. Vason Hamrick Age: 36	Secretary	Since 7/09	Corporate Counsel for The Nottingham Company since 2004.	n/a	n/a

(Continued)

30

Presidio Multi-Strategy Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services	Presidio Capital Investments, LLC
116 South Franklin Street	1777 Borel Place, Suite 415
Post Office Drawer 4365	San Mateo, California, 94402
Rocky Mount, North Carolina 27803

Telephone:	Telephone:

800-773-3863	650-341-1019

World Wide Web @: ncfunds.com	World Wide Web @: presidio-cap.com

Item 2.      CODE OF ETHICS.

(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer(s), Principal Financial Officer(s), and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no substantive amendments during the period covered by this report.

(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.

(f)(1)	A copy of the code of ethics that applies to the registrant’s Principal Executive Officers and Principal Financial Officers is filed pursuant to Item 12.(a)(1) below.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that the registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.

As of the date of this report, May 31, 2013, the registrant’s audit committee financial expert is Mr. James H. Speed, Jr. Mr. Speed is “independent” for purposes of Item 3 of Form N-CSR.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees – Audit fees billed for the registrant for the last two fiscal years are reflected in the table below.  These amounts represent aggregate fees billed by the registrant’s independent accountant, BrookWeiner, LLC for 2012 and BBD, LLC for 2013 (“Accountant”), in connection with the annual audits of the registrant’s financial statements and for services normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings for those fiscal years.

Fund	2012	2013
Rx Dynamic Growth Fund	$12,000	$11,000
Rx Dynamic Total Return Fund	$12,000	$11,000
Rx Non-Traditional Fund	n/a	$8,400
Rx High Income Fund	n/a	$8,400
Rx Traditional Equity Fund	n/a	$8,400
Rx Traditional Fixed Income Fund	n/a	$8,400
Rx Tactical Rotation Fund	n/a	$8,400
Rx Tax Advantaged Fund	n/a	$8,400
Rx Dividend Income Fund	n/a	$8,400
Rx Premier Managers Fund	n/a	$8,400
Caritas All-Cap Growth Fund	$12,000	$11,000
Presidio Multi-Strategy Fund	$12,000	$12,000

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal years ended May 31, 2012 and May 31, 2013 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in each of the last two fiscal years ended for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below.  These services were for the completion of each fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	2012	2013
Rx Dynamic Growth Fund	$1,500	$2,000
Rx Dynamic Total Return Fund	$1,500	$2,000
Rx Non-Traditional Fund	n/a	$2,000
Rx High Income Fund	n/a	$2,000
Rx Traditional Equity Fund	n/a	$2,000
Rx Traditional Fixed Income Fund	n/a	$2,000
Rx Tactical Rotation Fund	n/a	$2,000
Rx Tax Advantaged Fund	n/a	$2,000
Rx Dividend Income Fund	n/a	$2,000
Rx Premier Managers Fund	n/a	$2,000
Caritas All-Cap Growth Fund	$1,500	$2,000
Presidio Multi-Strategy Fund	$1,500	$2,000

(d)	All Other Fees – There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the last two fiscal years.

(e)(1)
The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)
Aggregate non-audit fees billed by the Accountant to the registrant for services rendered for the fiscal years ended May 31, 2012 and May 31, 2013 were $6,000 and $24,000, respectively.  There were no fees billed by the Accountant for non-audit services rendered to the registrant’s investment adviser, or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer(s) and the Principal Financial Officer(s) have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ Dale J. Murphey
Dale J. Murphey President and Principal Executive Officer RiskX Funds
Date: August 1, 2013

By: (Signature and Title)	/s/ Robert G. Fontana
Robert G. Fontana President, Treasurer, Principal Executive Officer and Principal Financial Officer Caritas All-Cap Growth Fund
Date: August 5, 2013

By: (Signature and Title)	/s/ Matthew R. Lee
Matthew R. Lee, President, Treasurer, Principal Executive Officer and Principal Financial Officer Presidio Multi-Strategy Fund
Date: August 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Dale J. Murphey
Dale J. Murphey President and Principal Executive Officer RiskX Funds
Date: August 1, 2013

By: (Signature and Title)	/s/ Julie M. Koethe
Julie M. Koethe Treasurer and Principal Financial Officer RiskX Funds
Date: August 1, 2013

By: (Signature and Title)	/s/ Robert G. Fontana
Robert G. Fontana President, Treasurer, Principal Executive Officer and Principal Financial Officer Caritas All-Cap Growth Fund
Date: August 5, 2013

By: (Signature and Title)	/s/ Matthew R. Lee
Matthew R. Lee, President, Treasurer, Principal Executive Officer and Principal Financial Officer Presidio Multi-Strategy Fund
Date: August 9, 2013